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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Intermediate Bond Portfolio

The schedules are not audited.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.7%
		Basic Materials: 1.8%
2,309,000		Agrium, Inc., 5.250%, 01/15/45	$2,612,296	0.0
1,220,000		Albemarle Corp., 3.000%, 12/01/19	1,234,741	0.0
2,587,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	2,622,667	0.1
4,000,000		ArcelorMittal, 6.250%, 03/01/21	4,265,000	0.1
300,000		Ashland, Inc., 4.750%, 08/15/22	306,000	0.0
5,151,000		Barrick Gold Corp., 4.100%, 05/01/23	5,090,162	0.1
2,279,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	2,620,693	0.1
4,000,000		Eagle Spinco, Inc., 4.625%, 02/15/21	3,970,000	0.1
4,870,000		Eastman Chemical Co., 2.700%, 01/15/20	4,945,831	0.1
4,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	2,970,000	0.1
8,892,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	8,853,311	0.2
6,000,000		Freeport-McMoRan, Inc., 4.000%, 11/14/21	5,864,586	0.1
4,500,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	4,567,131	0.1
4,490,000	#	Georgia-Pacific LLC, 3.600%, 03/01/25	4,612,119	0.1
1,648,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	1,729,314	0.0
2,368,000	#	Glencore Funding LLC, 4.125%, 05/30/23	2,415,711	0.0
5,715,000		Goldcorp, Inc., 3.700%, 03/15/23	5,666,668	0.1
4,000,000		Huntsman International LLC, 4.875%, 11/15/20	4,020,000	0.1
4,000,000	#,L	INEOS Group Holdings SA, 5.875%, 02/15/19	3,965,000	0.1
4,565,000		LYB International Finance BV, 4.000%, 07/15/23	4,850,947	0.1
5,017,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	5,236,494	0.1
3,517,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,621,349	0.1
1,733,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,875,080	0.0
			87,915,100	1.8

		Communications: 4.1%
6,189,000	#	Alibaba Group Holding Ltd., 3.125%, 11/28/21	6,241,935	0.1
6,026,000	#	Alibaba Group Holding Ltd., 3.600%, 11/28/24	6,057,432	0.1
4,422,000		Amazon.com, Inc., 4.950%, 12/05/44	4,844,124	0.1
4,479,000	L	AT&T, Inc., 3.900%, 03/11/24	4,708,620	0.1
2,270,000		AT&T, Inc., 4.800%, 06/15/44	2,337,707	0.0
2,392,000		AT&T, Inc., 5.350%, 09/01/40	2,620,068	0.1
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	2,649,625	0.1
4,205,000		CBS Corp., 2.300%, 08/15/19	4,209,979	0.1
4,488,000		CBS Corp., 3.700%, 08/15/24	4,630,292	0.1
2,415,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	2,436,303	0.1
540,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	566,325	0.0
4,613,000		CenturyLink, Inc., 5.625%, 04/01/20	4,860,949	0.1
4,000,000	#	Cogeco Cable, Inc., 4.875%, 05/01/20	4,065,000	0.1
6,316,000	#	Cox Communications, Inc., 3.850%, 02/01/25	6,507,381	0.1
3,818,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	3,963,332	0.1
3,069,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	3,224,304	0.1
1,215,000		DISH DBS Corp., 4.250%, 04/01/18	1,224,112	0.0
4,000,000		DISH DBS Corp., 5.125%, 05/01/20	4,040,000	0.1
4,221,000		eBay, Inc., 2.875%, 08/01/21	4,238,534	0.1
3,962,000		eBay, Inc., 4.000%, 07/15/42	3,448,477	0.1
3,343,000		Gannett Co., Inc., 5.125%, 10/15/19	3,518,507	0.1
2,440,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	2,519,300	0.1
1,541,000		Motorola Solutions, Inc., 3.750%, 05/15/22	1,579,739	0.0
2,303,000		Motorola Solutions, Inc., 4.000%, 09/01/24	2,384,388	0.0
975,000		Netflix, Inc., 5.750%, 03/01/24	998,156	0.0
1,394,000		21st Century Fox America, Inc., 3.000%, 09/15/22	1,413,140	0.0
4,000,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 02/15/24	4,205,000	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,538,000	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,040,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	$2,059,431	0.0
3,970,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	4,104,087	0.1
2,500,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	2,612,500	0.1
1,275,000		Sprint Corp., 7.125%, 06/15/24	1,255,875	0.0
1,275,000		Sprint Nextel Corp., 7.875%, 09/15/23	1,306,875	0.0
1,425,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	1,487,045	0.0
2,907,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	2,981,431	0.1
7,864,000		Time Warner Cable, Inc., 5.875%, 11/15/40	9,439,977	0.2
6,773,000		Time Warner, Inc., 4.050%, 12/15/23	7,262,803	0.2
5,164,000		Time Warner, Inc., 5.350%, 12/15/43	6,050,111	0.1
1,186,000		Time Warner, Inc., 6.500%, 11/15/36	1,544,248	0.0
4,000,000		T-Mobile USA, Inc., 6.250%, 04/01/21	4,175,000	0.1
6,580,000		Verizon Communications, Inc., 3.000%, 11/01/21	6,723,233	0.1
7,400,000		Verizon Communications, Inc., 3.500%, 11/01/24	7,588,256	0.2
2,705,000		Verizon Communications, Inc., 4.862%, 08/21/46	2,839,252	0.1
2,318,000		Verizon Communications, Inc., 5.012%, 08/21/54	2,415,984	0.0
5,179,000		Verizon Communications, Inc., 5.050%, 03/15/34	5,634,555	0.1
12,707,000		Verizon Communications, Inc., 5.150%, 09/15/23	14,578,512	0.3
1,363,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,772,425	0.0
685,000		Viacom, Inc., 3.875%, 04/01/24	706,073	0.0
4,487,000		Viacom, Inc., 4.250%, 09/01/23	4,748,673	0.1
3,422,000		Viacom, Inc., 4.375%, 03/15/43	3,203,112	0.1
4,719,000		WPP Finance 2010, 3.750%, 09/19/24	4,933,446	0.1
			195,453,633	4.1

		Consumer, Cyclical: 1.3%
2,105,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	2,215,512	0.1
4,000,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,456,440	0.1
1,248,000		Ford Motor Co., 3.000%, 06/12/17	1,286,631	0.0
1,380,000		Ford Motor Co., 4.750%, 01/15/43	1,515,047	0.0
1,633,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	2,042,529	0.0
1,700,000		Ford Motor Credit Co., LLC, 8.000%, 12/15/16	1,884,545	0.0
4,318,000		Johnson Controls, Inc., 4.625%, 07/02/44	4,650,585	0.1
2,384,000		Kohl's Corp., 4.750%, 12/15/23	2,623,172	0.1
4,000,000		Lennar Corp., 4.500%, 06/15/19	4,140,000	0.1
4,000,000		LKQ Corp., 4.750%, 05/15/23	3,940,000	0.1
5,417,000		MDC Holdings, Inc., 6.000%, 01/15/43	4,617,992	0.1
2,840,000		MGM Resorts International, 6.750%, 10/01/20	3,042,350	0.1
3,616,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	3,688,852	0.1
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,617,310	0.1
3,950,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	4,092,149	0.1
5,758,000		Yum! Brands, Inc., 3.875%, 11/01/23	5,995,425	0.1
6,097,000		Yum! Brands, Inc., 5.350%, 11/01/43	6,779,858	0.1
			59,588,397	1.3

		Consumer, Non-cyclical: 6.5%
5,792,000		Actavis Funding SCS, 3.450%, 03/15/22	5,941,121	0.1
3,825,000		Actavis Funding SCS, 3.800%, 03/15/25	3,952,307	0.1
5,988,000		Actavis Funding SCS, 3.850%, 06/15/24	6,196,921	0.1
6,948,000		Actavis Funding SCS, 4.850%, 06/15/44	7,409,952	0.2
6,897,000		Altria Group, Inc., 2.625%, 01/14/20	7,006,076	0.1
3,830,000		AmerisourceBergen Corp., 3.250%, 03/01/25	3,889,039	0.1
1,619,000		Amgen, Inc., 3.875%, 11/15/21	1,744,510	0.0
1,156,000		Amgen, Inc., 5.150%, 11/15/41	1,336,626	0.0
484,000		Amsurg Corp., 5.625%, 07/15/22	497,310	0.0
1,550,000		ARAMARK Corp., 5.750%, 03/15/20	1,623,625	0.0
5,673,000	#	Bayer US Finance LLC, 2.375%, 10/08/19	5,774,847	0.1
2,494,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	2,582,602	0.1
3,974,000		Becton Dickinson and Co., 1.800%, 12/15/17	4,006,245	0.1
3,974,000		Becton Dickinson and Co., 2.675%, 12/15/19	4,070,731	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,146,000		Becton Dickinson and Co., 3.734%, 12/15/24	$3,301,790	0.1
3,774,000		Cardinal Health, Inc., 2.400%, 11/15/19	3,823,307	0.1
5,368,000		Celgene Corp., 3.250%, 08/15/22	5,497,218	0.1
6,260,000		Celgene Corp., 2.250%, 05/15/19	6,329,592	0.1
4,000,000		Constellation Brands, Inc., 3.750%, 05/01/21	4,100,000	0.1
965,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,066,928	0.0
3,663,000		Express Scripts Holding Co., 3.500%, 06/15/24	3,778,374	0.1
6,203,000		General Mills, Inc., 2.200%, 10/21/19	6,261,730	0.1
5,300,000		Gilead Sciences, Inc., 3.500%, 02/01/25	5,604,983	0.1
2,000,000		HCA, Inc., 5.875%, 03/15/22	2,215,000	0.0
750,000		HCA, Inc., 7.500%, 02/15/22	876,562	0.0
3,000,000		HJ Heinz Co., 4.250%, 10/15/20	3,081,750	0.1
2,717,000		Humana, Inc., 3.150%, 12/01/22	2,738,614	0.1
3,802,000	#	JM Smucker Co, 3.500%, 03/15/25	3,916,695	0.1
7,457,000		Kroger Co., 2.300%, 01/15/19	7,571,972	0.2
3,974,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	4,046,700	0.1
9,162,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	9,229,753	0.2
3,840,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,893,107	0.1
5,055,000		McKesson Corp., 2.284%, 03/15/19	5,116,469	0.1
6,696,000		McKesson Corp., 3.796%, 03/15/24	7,077,987	0.2
5,843,000	#	Medtronic, Inc., 3.150%, 03/15/22	6,072,829	0.1
6,119,000	#	Medtronic, Inc., 3.500%, 03/15/25	6,410,191	0.1
4,439,000	#	Medtronic, Inc., 4.375%, 03/15/35	4,857,167	0.1
4,441,000	#	Medtronic, Inc., 4.625%, 03/15/45	5,047,219	0.1
3,950,000		Merck & Co., Inc., 1.850%, 02/10/20	3,974,332	0.1
10,070,000		Merck & Co., Inc., 2.350%, 02/10/22	10,087,643	0.2
4,310,000		Merck & Co., Inc., 2.750%, 02/10/25	4,315,750	0.1
4,858,000		Perrigo Finance plc, 3.900%, 12/15/24	5,039,063	0.1
3,688,000		Pfizer, Inc., 3.400%, 05/15/24	3,875,594	0.1
5,651,000		Philip Morris International, Inc., 1.250%, 11/09/17	5,683,499	0.1
5,384,000		Philip Morris International, Inc., 3.250%, 11/10/24	5,534,273	0.1
4,435,000		Philip Morris International, Inc., 4.250%, 11/10/44	4,663,753	0.1
5,500,000	#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,376,749	0.1
21,500,000	#	President and Fellows of Harvard College, 6.500%, 01/15/39	32,020,058	0.7
2,600,000		Reynolds American, Inc., 6.750%, 06/15/17	2,886,247	0.1
4,000,000		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	4,230,000	0.1
5,691,000		St Jude Medical, Inc., 4.750%, 04/15/43	6,255,416	0.1
3,395,000		Synchrony Financial, 3.750%, 08/15/21	3,523,311	0.1
3,681,000		Synchrony Financial, 3.000%, 08/15/19	3,763,160	0.1
6,045,000		Sysco Corp., 3.500%, 10/02/24	6,280,404	0.1
4,654,000		Tyson Foods, Inc., 3.950%, 08/15/24	4,926,301	0.1
2,440,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,681,560	0.1
4,000,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	4,070,000	0.1
1,640,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	1,740,450	0.0
4,892,000		WellPoint, Inc., 4.625%, 05/15/42	5,324,419	0.1
3,222,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	3,282,454	0.1
5,450,000		Zimmer Holdings, Inc., 3.550%, 04/01/25	5,565,327	0.1
3,360,000		Zimmer Holdings, Inc., 4.450%, 08/15/45	3,500,700	0.1
			307,548,312	6.5

		Diversified: 0.1%
5,460,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	5,476,735	0.1

		Energy: 3.4%
4,000,000		Access Midstream Partners L.P. / ACMP Finance Corp., 5.875%, 04/15/21	4,176,240	0.1
2,650,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	682,375	0.0
1,956,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	2,177,159	0.0
4,690,000		BP Capital Markets PLC, 2.315%, 02/13/20	4,732,609	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,531,000		BP Capital Markets PLC, 3.062%, 03/17/22	$3,595,285	0.1
3,949,000	L	Cenovus Energy, Inc., 3.800%, 09/15/23	3,927,995	0.1
4,150,000		Chesapeake Energy Corp., 6.625%, 08/15/20	4,305,625	0.1
4,058,000		ConocoPhillips Co., 3.350%, 11/15/24	4,186,809	0.1
4,058,000		ConocoPhillips Co., 4.300%, 11/15/44	4,318,576	0.1
3,871,000	L	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	3,724,757	0.1
5,393,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	5,500,563	0.1
4,760,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	4,595,214	0.1
2,932,000		Enbridge Energy Partners, 9.875%, 03/01/19	3,695,361	0.1
2,542,000		Enbridge, Inc., 3.500%, 06/10/24	2,501,826	0.1
1,439,000		Enbridge, Inc., 4.500%, 06/10/44	1,341,049	0.0
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,673,125	0.1
771,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	824,876	0.0
5,000,000		Energy Transfer Partners L.P., 5.150%, 02/01/43	5,026,975	0.1
654,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	726,644	0.0
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	4,742,849	0.1
4,375,000	L	Ensco PLC, 4.500%, 10/01/24	4,248,558	0.1
3,140,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	3,254,425	0.1
3,351,000		EQT Midstream Partners L.P., 4.000%, 08/01/24	3,333,002	0.1
2,619,000		FMC Technologies, Inc., 3.450%, 10/01/22	2,579,173	0.1
3,253,000		Halliburton Co., 4.750%, 08/01/43	3,565,932	0.1
3,326,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	3,407,374	0.1
4,625,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	4,809,995	0.1
2,849,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	2,930,219	0.1
2,271,000		Marathon Petroleum Corp., 5.000%, 09/15/54	2,289,420	0.0
5,151,000		Marathon Petroleum Corp., 6.500%, 03/01/41	6,298,179	0.1
1,510,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,506,470	0.0
1,560,000		ONEOK Partners L.P., 3.375%, 10/01/22	1,482,468	0.0
6,070,000		Phillips 66, 4.875%, 11/15/44	6,527,241	0.1
1,315,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,328,150	0.0
1,315,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	1,364,313	0.0
4,586,000		Rowan Cos, Inc., 5.850%, 01/15/44	3,964,968	0.1
1,735,000		SandRidge Energy, Inc., 7.500%, 03/15/21	1,084,375	0.0
2,732,000	#	Schlumberger Investment SA, 3.300%, 09/14/21	2,870,245	0.1
3,807,000		Spectra Energy Partners L.P., 3.500%, 03/15/25	3,833,782	0.1
6,060,000		Statoil ASA, 2.450%, 01/17/23	5,973,397	0.1
2,040,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	2,098,707	0.0
2,200,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	2,322,551	0.1
3,605,000		Transocean, Inc., 2.500%, 10/15/17	3,321,106	0.1
9,500,000	L	Transocean, Inc., 3.800%, 10/15/22	6,970,625	0.1
6,159,000		Weatherford International Ltd., 5.950%, 04/15/42	5,431,055	0.1
1,357,000		Weatherford International Ltd., 6.750%, 09/15/40	1,276,731	0.0
366,000		Williams Partners L.P., 6.300%, 04/15/40	404,067	0.0
3,608,000		Williams Cos, Inc., 4.550%, 06/24/24	3,513,896	0.1
			160,446,336	3.4

		Financial: 10.3%
8,766,400		Aegon NV, 2.168%, 07/29/49	7,531,784	0.2
5,949,000		American International Group, Inc., 3.375%, 08/15/20	6,284,809	0.1
2,158,000		American International Group, Inc., 5.850%, 01/16/18	2,412,351	0.1
459,000		American International Group, Inc., 8.175%, 05/15/68	653,180	0.0
1,820,000		Air Lease Corp., 3.750%, 02/01/22	1,852,090	0.0
3,514,000		Air Lease Corp., 3.875%, 04/01/21	3,636,990	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
6,726,000		Air Lease Corp., 4.250%, 09/15/24	$6,944,595	0.1
100,000		Ally Financial, Inc., 4.625%, 06/26/15	100,625	0.0
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,873,375	0.1
6,580,000		American Express Co., 4.900%, 12/29/49	6,691,860	0.1
6,781,000		American Tower Corp., 3.400%, 02/15/19	7,008,957	0.1
6,982,000		American Tower Corp., 3.450%, 09/15/21	7,137,245	0.1
2,012,000		American Tower Corp., 4.500%, 01/15/18	2,158,687	0.0
4,120,000		AvalonBay Communities, Inc., 3.500%, 11/15/24	4,241,433	0.1
4,718,000		Bank of America Corp., 4.125%, 01/22/24	5,057,819	0.1
6,270,000		Bank of America Corp., 4.250%, 10/22/26	6,481,638	0.1
4,602,000		Bank of America Corp., 4.200%, 08/26/24	4,766,604	0.1
5,237,000		Bank of America Corp., 4.000%, 04/01/24	5,579,118	0.1
4,418,000		Bank of America Corp., 5.000%, 01/21/44	5,092,151	0.1
5,493,000	#	Barclays Bank PLC, 6.050%, 12/04/17	6,052,627	0.1
3,825,000		Barclays PLC, 3.650%, 03/16/25	3,844,894	0.1
5,766,000	#	BPCE SA, 5.150%, 07/21/24	6,172,359	0.1
6,060,000		Capital One NA/Mclean VA, 1.650%, 02/05/18	6,040,935	0.1
6,040,000		Citigroup, Inc., 1.800%, 02/05/18	6,055,885	0.1
4,645,000		Citigroup, Inc., 4.000%, 08/05/24	4,774,540	0.1
8,436,000		Citigroup, Inc., 5.500%, 09/13/25	9,580,639	0.2
2,517,000		Citigroup, Inc., 6.675%, 09/13/43	3,369,017	0.1
12,047,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	12,208,526	0.3
5,616,000		Comerica, Inc., 3.800%, 07/22/26	5,727,517	0.1
1,778,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,293,620	0.0
5,476,000		Corporate Office Properties L.P., 3.700%, 06/15/21	5,542,944	0.1
3,212,000	#,L	Credit Agricole SA/London, 2.500%, 04/15/19	3,278,707	0.1
7,376,000	#	Credit Agricole SA, 4.375%, 03/17/25	7,473,009	0.2
13,581,000	#	Credit Suisse AG, 6.500%, 08/08/23	15,540,562	0.3
5,029,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	5,094,131	0.1
8,150,000		Credit Suisse/New York NY, 1.750%, 01/29/18	8,176,919	0.2
11,823,000		Deutsche Bank AG/London, 1.875%, 02/13/18	11,859,214	0.2
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,113,726	0.0
7,370,000		Equity One, Inc., 3.750%, 11/15/22	7,491,413	0.2
7,472,000		Fifth Third Bancorp, 4.500%, 06/01/18	7,997,685	0.2
4,483,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	4,818,118	0.1
4,702,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	4,769,116	0.1
2,200,000		General Electric Capital Corp., 6.250%, 12/15/49	2,486,000	0.1
8,300,000		General Electric Capital Corp., 7.125%, 12/15/49	9,773,250	0.2
4,080,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	4,142,024	0.1
6,793,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	6,873,232	0.1
2,391,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,471,873	0.1
6,068,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	6,357,850	0.1
6,343,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	8,345,644	0.2
4,896,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	6,589,453	0.1
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,720,257	0.1
4,532,000		HCP, Inc., 3.875%, 08/15/24	4,614,238	0.1
4,815,000		HSBC Holdings PLC, 6.375%, 03/29/49	4,935,375	0.1
2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,449,500	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,866,625	0.1
5,006,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	5,284,414	0.1
2,957,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	3,334,077	0.1
5,304,000		JPMorgan Chase & Co., 3.875%, 09/10/24	5,447,749	0.1
6,813,000		JPMorgan Chase & Co., 4.125%, 12/15/26	7,079,416	0.1
4,554,000		JPMorgan Chase & Co., 6.100%, 10/29/49	4,702,005	0.1
2,282,000		JPMorgan Chase & Co., 6.000%, 12/29/49	2,321,935	0.0
3,837,000		JPMorgan Chase & Co., 6.125%, 12/29/49	3,932,541	0.1
5,120,000		KeyBank NA/Cleveland OH, 2.250%, 03/16/20	5,158,943	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
6,692,000		Kimco Realty Corp., 3.125%, 06/01/23	$6,665,948	0.1
4,155,000		Kimco Realty Corp., 3.200%, 05/01/21	4,266,055	0.1
5,773,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	5,788,327	0.1
3,607,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	3,610,275	0.1
7,900,000		Morgan Stanley, 2.650%, 01/27/20	8,033,439	0.2
11,494,000		Morgan Stanley, 3.875%, 04/29/24	12,110,032	0.3
3,170,000		Morgan Stanley, 4.300%, 01/27/45	3,299,209	0.1
1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,501,026	0.0
3,455,000	#,L	Nordea Bank AB, 6.125%, 12/29/49	3,571,530	0.1
3,718,000		PNC Bank NA, 2.250%, 07/02/19	3,771,714	0.1
2,757,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,901,023	0.1
7,787,000		Santander Bank NA, 2.000%, 01/12/18	7,824,354	0.2
3,698,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	3,787,765	0.1
4,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	4,270,000	0.1
4,525,000		State Street Corp., 3.300%, 12/16/24	4,710,244	0.1
8,140,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	8,248,783	0.2
3,787,000		Synchrony Financial, 2.700%, 02/03/20	3,807,669	0.1
5,931,000		UBS AG/Stamford CT, 7.625%, 08/17/22	7,204,042	0.2
4,709,000	#	Washington Prime Group L.P., 3.850%, 04/01/20	4,755,786	0.1
4,387,000		Washington Real Estate Investment Trust, 4.950%, 10/01/20	4,771,209	0.1
4,072,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	4,126,268	0.1
5,719,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	5,926,760	0.1
3,940,000		Wells Fargo & Co., 2.150%, 01/30/20	3,963,033	0.1
8,003,000		Wells Fargo & Co., 4.100%, 06/03/26	8,443,709	0.2
2,256,000		Wells Fargo & Co., 4.650%, 11/04/44	2,415,928	0.1
3,027,000		Wells Fargo & Co., 5.375%, 11/02/43	3,580,118	0.1
4,487,000		Wells Fargo & Co., 5.900%, 12/29/49	4,683,306	0.1
3,790,000		XLIT Ltd., 5.500%, 03/31/45	3,805,156	0.1
			485,510,523	10.3

		Industrial: 1.0%
4,853,000	#	AP Moeller - Maersk A/S, 2.550%, 09/22/19	4,937,879	0.1
3,457,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	3,804,456	0.1
1,425,000		Case New Holland, Inc., 7.875%, 12/01/17	1,585,740	0.0
1,550,000		Cummins, Inc., 4.875%, 10/01/43	1,843,776	0.0
4,647,000		Eaton Corp., 1.500%, 11/02/17	4,666,666	0.1
8,824,000		FedEx Corp., 2.300%, 02/01/20	8,925,865	0.2
6,273,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	6,709,438	0.1
2,304,000		Jabil Circuit, Inc., 7.750%, 07/15/16	2,482,560	0.1
5,810,000		Lockheed Martin Corp., 3.800%, 03/01/45	5,801,866	0.1
2,919,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	2,930,860	0.1
2,600,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	2,638,914	0.1
			46,328,020	1.0

		Technology: 1.1%
12,040,000		Apple, Inc., 1.550%, 02/07/20	11,972,094	0.3
5,820,000		Apple, Inc., 2.150%, 02/09/22	5,749,683	0.1
1,770,000		Apple, Inc., 2.500%, 02/09/25	1,735,910	0.0
4,631,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	4,654,878	0.1
2,449,000		Hewlett-Packard Co., 2.600%, 09/15/17	2,512,032	0.0
1,998,000		Hewlett-Packard Co., 5.400%, 03/01/17	2,155,940	0.0
6,040,000		International Business Machines Corp., 1.125%, 02/06/18	6,030,892	0.1
4,430,000		KLA-Tencor Corp., 4.125%, 11/01/21	4,670,385	0.1
2,780,000		Microsoft Corp., 2.375%, 02/12/22	2,802,690	0.1
3,030,000		Microsoft Corp., 3.500%, 02/12/35	3,028,773	0.1
2,700,000		Microsoft Corp., 3.750%, 02/12/45	2,722,680	0.1
4,589,000		Oracle Corp., 3.625%, 07/15/23	4,939,104	0.1
			52,975,061	1.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: 1.1%
337,000		AES Corp., 8.000%, 10/15/17	$390,499	0.0
1,809,000		American Electric Power Co., Inc., 1.650%, 12/15/17	1,820,321	0.0
3,790,000		Berkshire Hathaway Energy Co., 3.500%, 02/01/25	3,955,016	0.1
4,390,000	#	Calpine Corp., 6.000%, 01/15/22	4,719,250	0.1
1,428,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	1,414,954	0.0
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,600,247	0.1
3,350,000		Exelon Generation Co. LLC, 4.250%, 06/15/22	3,540,210	0.1
2,404,000		FirstEnergy Corp., 2.750%, 03/15/18	2,463,278	0.1
2,203,000		FirstEnergy Corp., 4.250%, 03/15/23	2,309,764	0.0
2,520,000		Metropolitan Edison, 7.700%, 01/15/19	3,013,728	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	2,873,012	0.1
6,795,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	6,969,713	0.1
2,682,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	2,811,964	0.1
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	2,193,132	0.0
43,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	47,230	0.0
3,323,000		Pacific Gas & Electric Co., 3.400%, 08/15/24	3,470,950	0.1
1,613,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	1,675,399	0.0
2,328,000		Southwestern Electric Power, 5.550%, 01/15/17	2,509,859	0.1
2,420,000		TransAlta Corp., 4.500%, 11/15/22	2,388,591	0.0
			51,167,117	1.1

	Total Corporate Bonds/Notes
	(Cost $1,397,543,780)		1,452,409,234	30.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.1%
11,412,793		Alternative Loan Trust 2005-10CB, 0.674%, 05/25/35	9,621,555	0.2
5,314,026		Alternative Loan Trust 2005-6CB, 5.250%, 04/25/35	5,154,751	0.1
3,465,205		Alternative Loan Trust 2006-18CB A11, 0.674%, 07/25/36	2,435,994	0.1
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,391,741	0.1
870,004		American Home Mortgage Investment Trust, 2.378%, 02/25/45	869,822	0.0
4,760,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 09/27/44	4,344,616	0.1
4,190,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.575%, 06/10/49	4,284,904	0.1
2,510,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.821%, 02/10/51	2,653,818	0.1
884,118		Banc of America Funding Corp., 2.645%, 05/25/35	902,436	0.0
610,150		Banc of America Funding Corp., 6.000%, 08/25/37	537,860	0.0
5,040,243	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.418%, 07/10/42	5,180,468	0.1
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.179%, 09/10/47	2,598,876	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.179%, 09/10/47	3,178,218	0.1
3,590,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.418%, 07/10/42	3,551,187	0.1
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.754%, 03/11/41	1,521,278	0.0
2,219,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.754%, 03/11/41	2,487,336	0.1
1,346,661		Banc of America Mortgage 2005-J Trust 2A4, 2.700%, 11/25/35	1,248,274	0.0
97,436		Banc of America Mortgage Securities, Inc., 2.623%, 07/25/33	97,697	0.0
1,590,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.456%, 07/10/43	1,593,771	0.0
3,150,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.233%, 11/10/38	3,221,505	0.1
7,325,712		BCAP LLC Trust 2007-AA2, 0.384%, 05/25/47	5,464,944	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,834,653		Bear Stearns Adjustable Rate Mortgage Trust, 2.410%, 10/25/35	$2,801,078	0.1
3,240,390		Bear Stearns Adjustable Rate Mortgage Trust, 2.657%, 07/25/36	2,718,697	0.1
100,317		Bear Stearns Adjustable Rate Mortgage Trust, 2.679%, 01/25/34	100,445	0.0
1,645,441		Bear Stearns Alternative-A Trust, 2.619%, 11/25/36	1,106,987	0.0
819,331		Bear Stearns Alternative-A Trust, 2.651%, 09/25/35	706,404	0.0
970,687		Bear Stearns Alternative-A Trust, 2.671%, 05/25/35	942,727	0.0
2,715,338		Bear Stearns Alternative-A Trust, 2.718%, 11/25/36	2,108,153	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.859%, 06/11/41	5,421,418	0.1
3,950,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.142%, 10/12/42	4,004,632	0.1
4,071,675	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	4,513,045	0.1
2,061,636		Chase Mortgage Finance Corp., 4.709%, 12/25/35	1,989,155	0.0
926,995		Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	960,047	0.0
18,218	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.679%, 04/15/40	18,319	0.0
4,528,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 4.878%, 09/10/45	4,660,695	0.1
422,775		Citigroup Mortgage Loan Trust, Inc., 2.570%, 10/25/35	420,219	0.0
6,266,125		Citigroup Mortgage Loan Trust, Inc., 2.600%, 03/25/36	5,999,702	0.1
3,935,581		Citigroup Mortgage Loan Trust, Inc., 2.715%, 09/25/37	3,544,510	0.1
7,701,628		Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	7,883,136	0.2
743,564		Citimortgage Alternative Loan Trust, 6.000%, 02/25/37	661,755	0.0
5,000,000	#	COMM 2007-C9 Mortgage Trust, 0.871%, 12/10/49	4,881,443	0.1
28,387,806	^	COMM 2012-CCRE4 XA Mortgage Trust, 1.958%, 10/15/45	2,858,786	0.1
145,597,408	^	COMM 2012-CCRE5 XA Mortgage Trust, 1.890%, 12/10/45	13,361,955	0.3
58,717,194	^	COMM 2013-LC6 XA Mortgage Trust, 1.766%, 01/10/46	4,778,370	0.1
33,612,886	^	Commercial Mortgage Pass Through Certificates, 1.415%, 04/10/47	2,702,745	0.1
56,102,349	^	Commercial Mortgage Pass Through Certificates, 1.428%, 03/10/47	4,830,783	0.1
3,454,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	3,667,946	0.1
65,166,000	#,^	Commercial Mortgage Trust, 0.597%, 10/15/45	2,751,498	0.1
88,484,171	^	Commercial Mortgage Trust, 1.413%, 10/10/46	7,344,797	0.2
61,301,961	^	Commercial Mortgage Trust, 1.432%, 08/10/46	4,348,062	0.1
2,730,000		Commercial Mortgage Trust, 5.225%, 07/15/44	2,771,525	0.1
8,146,281		Countrywide Alternative Loan Trust, 0.294%, 06/25/36	7,164,988	0.2
1,714,640	^	Countrywide Alternative Loan Trust, 4.826%, 05/25/35	218,338	0.0
4,172,163		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	3,803,653	0.1
2,577,643	#	Countrywide Commercial Mortgage Trust 2007-MF1, 6.079%, 11/12/43	2,712,969	0.1
6,823,805		Countrywide Home Loan Mortgage Pass-through Trust, 2.408%, 11/25/34	6,483,310	0.1
3,270,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 5.903%, 09/15/39	3,446,508	0.1
220,976	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	221,163	0.0
1,232,747	#	Credit Suisse First Boston Mortgage Securities Corp., 5.671%, 04/12/49	1,232,718	0.0
3,450,000	#	DBUBS 2011-LC2 Mortgage Trust, 5.459%, 07/10/44	3,733,647	0.1
1,663,000	#	DBUBS 2011-LC3 Mortgage Trust, 5.420%, 08/10/44	1,798,625	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,388,446		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.294%, 08/25/36	$4,411,699	0.1
7,864,627		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.364%, 10/25/36	4,553,116	0.1
4,442,526	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.364%, 06/27/37	4,466,072	0.1
356,997		Downey Savings & Loan Association Mortgage Loan Trust, 2.453%, 07/19/44	356,581	0.0
2,200,000		Fannie Mae Connecticut Avenue Securities 2013-CO1 M2, 4.724%, 02/25/25	2,254,132	0.0
8,750,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.074%, 07/25/24	8,189,659	0.2
3,830,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 M2, 3.174%, 07/25/24	3,608,195	0.1
6,870,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.474%, 02/25/25	7,009,959	0.1
4,770,000		Fannie Mae Connecticut Avenue Securities, 2.774%, 05/25/24	4,365,137	0.1
4,092,000		Fannie Mae Connecticut Avenue Securities, 4.574%, 01/25/24	4,253,968	0.1
7,570,000		Fannie Mae Connecticut Avenue Securities, 5.074%, 11/25/24	7,991,248	0.2
3,666,412		First Horizon Alternative Mortgage Securities, 0.474%, 12/25/36	2,129,261	0.0
505,458		First Horizon Alternative Mortgage Securities, 2.224%, 03/25/35	406,999	0.0
26,051,336	^	First Horizon Alternative Mortgage Securities, 4.526%, 01/25/36	3,747,451	0.1
1,768,858		First Horizon Alternative Mortgage Securities, 4.913%, 02/25/36	1,706,847	0.0
3,666,412	^	First Horizon Alternative Mortgage Securities, 6.526%, 12/25/36	943,725	0.0
947,420		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	792,716	0.0
3,320,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.924%, 10/25/24	3,485,180	0.1
3,300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.373%, 03/25/25	3,304,592	0.1
3,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.973%, 03/25/25	3,727,793	0.1
2,670,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 2.374%, 09/25/24	2,659,432	0.1
4,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.324%, 01/25/25	4,840,593	0.1
654,780,546	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	3,505,040	0.1
255,541	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	260,551	0.0
419,610		GMAC Mortgage Corp. Loan Trust, 2.804%, 11/19/35	402,828	0.0
100,302,913	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.512%, 11/10/45	11,560,172	0.2
15,157,640	^	GS Mortgage Securities Corp. II, 1.715%, 11/10/46	1,155,534	0.0
20,717,647	^	GS Mortgage Securities Corp. II, 2.551%, 05/10/45	2,229,182	0.0
6,410,000	#	GS Mortgage Securities Trust 2010-C2, 5.223%, 12/10/43	6,880,343	0.1
3,870,177	#	GS Mortgage Securities Trust 2011-GC3, 5.555%, 03/10/44	4,224,021	0.1
1,021,311		GSR Mortgage Loan Trust, 2.671%, 09/25/35	1,027,036	0.0
793,740		GSR Mortgage Loan Trust, 5.500%, 05/25/36	737,760	0.0
5,097		GSR Mortgage Loan Trust, 6.000%, 03/25/32	5,281	0.0
5,027,593		HomeBanc Mortgage Trust 2005-3, 0.484%, 07/25/35	4,665,259	0.1
4,118,562		HomeBanc Mortgage Trust 2006-2 A2, 0.394%, 12/25/36	3,583,561	0.1
13,693,091		Homebanc Mortgage Trust, 0.414%, 07/25/35	12,647,336	0.3
838,077		Homebanc Mortgage Trust, 1.034%, 08/25/29	787,234	0.0
725,000	#	Irvine Core Office Trust 2013-IRV, 3.174%, 05/15/48	727,365	0.0
31,212,801	^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XA, 1.887%, 12/15/47	2,825,898	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,880,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.358%, 12/15/47	$487,990	0.0
1,270,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.600%, 05/15/41	1,341,432	0.0
91,399,083	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.648%, 01/15/46	2,045,539	0.0
2,920,883	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.466%, 10/15/37	2,938,519	0.1
2,890,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 5.600%, 08/12/40	3,094,632	0.1
2,740,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	2,754,018	0.1
3,809,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.697%, 06/12/41	3,765,073	0.1
2,260,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	2,283,000	0.0
941,602	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, 2.116%, 10/15/45	92,389	0.0
6,201,323		JP Morgan Mortgage Trust 2005-S3, 6.000%, 01/25/36	5,609,282	0.1
65,156		JP Morgan Mortgage Trust, 5.750%, 01/25/36	60,621	0.0
39,876,860	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	572,652	0.0
1,310,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.637%, 02/15/40	1,313,823	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,308,385	0.1
2,550,000	#	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	2,586,011	0.1
2,100,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.842%, 06/15/38	2,152,378	0.0
5,977,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.842%, 06/15/38	6,085,453	0.1
34,224,115	#,^	LB-UBS Commercial Mortgage Trust, 0.634%, 11/15/38	296,566	0.0
174,757,614	#,^	LB-UBS Commercial Mortgage Trust, 0.634%, 11/15/38	1,732,477	0.0
1,820,000		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	1,822,625	0.0
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.013%, 10/15/36	1,572,271	0.0
3,390,000	#	LB-UBS Commercial Mortgage Trust, 5.166%, 10/15/36	3,603,673	0.1
4,450,000	#	LB-UBS Commercial Mortgage Trust, 5.991%, 09/15/39	4,645,021	0.1
4,210,000	#	LB-UBS Commercial Mortgage Trust, 5.991%, 09/15/39	4,367,728	0.1
1,978,007		LB-UBS Commercial Mortgage Trust, 6.284%, 04/15/40	1,993,433	0.0
4,880,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	4,905,810	0.1
724,924		LB-UBS Commercial Mortgage Trust, 8.150%, 07/15/32	727,776	0.0
980,789		Merrill Lynch Mortgage Investors, Inc., 0.384%, 02/25/36	902,648	0.0
3,100,000		Merrill Lynch Mortgage Investors, Inc., 0.554%, 08/25/35	2,886,224	0.1
447,293		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	447,685	0.0
163,490		MLCC Mortgage Investors, Inc., 0.424%, 11/25/35	153,584	0.0
3,850,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.696%, 08/15/45	4,090,997	0.1
66,136,060	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.704%, 02/15/46	5,531,924	0.1
15,843,198	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.131%, 11/15/45	1,442,534	0.0
145,159		Morgan Stanley Capital I Trust 2004-IQ7 C, 5.189%, 06/15/38	144,883	0.0
2,590,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	2,572,459	0.1
5,800,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.270%, 01/11/43	6,045,656	0.1
3,305,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.252%, 09/15/47	3,645,982	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,325,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.252%, 09/15/47	$3,624,112	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	733,170	0.0
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,328,929	0.1
64,041	#	Morgan Stanley Capital I, 7.350%, 07/15/32	64,698	0.0
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.508%, 07/15/33	1,330,137	0.0
2,476,624		Morgan Stanley Mortgage Loan Trust 2006-3AR 2A1, 2.767%, 03/25/36	2,046,219	0.0
517,891	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	522,462	0.0
4,300,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	3,812,810	0.1
38,458	#	Nomura Asset Acceptance Corp., 6.858%, 02/19/30	38,397	0.0
3,812,487	#	N-Star Real Estate CDO Ltd. 2013-1A A, 2.024%, 08/25/29	3,810,200	0.1
2,271,770		Prime Mortgage Trust, 5.500%, 03/25/37	2,068,622	0.0
2,874,922	#	RBSSP Resecuritization Trust, 0.421%, 02/26/37	2,705,845	0.1
79,368		Residential Accredit Loans, Inc., 0.574%, 03/25/33	78,346	0.0
27,746		Residential Asset Securitization Trust, 0.574%, 05/25/33	27,681	0.0
47,615		Sequoia Mortgage Trust, 0.526%, 07/20/33	45,051	0.0
3,576,399		Structured Adjustable Rate Mortgage Loan Trust, 2.425%, 04/25/35	3,485,230	0.1
2,569,984		Structured Asset Mortgage Investments, Inc., 0.394%, 05/25/36	1,928,112	0.0
826,648		Structured Asset Mortgage Investments, Inc., 0.428%, 07/19/35	802,374	0.0
709,464		Structured Asset Mortgage Investments, Inc., 0.658%, 04/19/35	657,045	0.0
827,924		Structured Asset Securities Corp., 5.500%, 10/25/35	856,061	0.0
33,818,692	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.122%, 08/10/49	3,620,436	0.1
19,357,578	#,^	UBS-Barclays Commercial Mortgage Trust, 1.900%, 05/10/63	1,450,380	0.0
2,100,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 6.015%, 03/15/42	2,095,854	0.0
2,662,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.715%, 05/15/43	2,694,709	0.1
6,192,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 5.964%, 02/15/51	6,542,145	0.1
6,882,000		Wachovia Bank Commercial Mortgage Trust Series, 5.715%, 05/15/43	7,035,396	0.2
4,990,000		Wachovia Bank Commercial Mortgage Trust Series, 5.964%, 02/15/51	5,110,411	0.1
673,071		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	632,373	0.0
40,708		WaMu Mortgage Pass Through Certificates, 1.528%, 06/25/42	39,472	0.0
2,069,142		WaMu Mortgage Pass Through Certificates, 1.728%, 10/25/36	1,738,364	0.0
3,057,753		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.014%, 12/25/36	2,598,515	0.1
2,631,280		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 1.937%, 04/25/37	2,294,449	0.0
4,660,649		WaMu Mortgage Pass-Through Certificates, 2.099%, 07/25/37	3,984,058	0.1
42,064		Washington Mutual Mortgage Pass-through Certificates, 1.528%, 08/25/42	38,802	0.0
2,963,627		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.613%, 09/25/35	2,827,218	0.1
2,676,938		Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.580%, 03/25/36	2,604,699	0.1
2,859,646	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.568%, 06/15/45	240,255	0.0
4,092,719		Wells Fargo Mortgage Backed Securities Trust, 2.615%, 03/25/36	3,947,192	0.1
903,330		Wells Fargo Mortgage Backed Securities Trust, 5.061%, 05/25/35	910,043	0.0
1,791,900		Wells Fargo Mortgage Backed Securities Trust, 5.652%, 04/25/36	1,787,689	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
92,113		Wells Fargo Mortgage-Backed Securities Trust, 2.591%, 10/25/33	$92,969	0.0
31,791,055	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.404%, 04/15/45	3,254,797	0.1
37,898,987	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.193%, 08/15/45	3,765,018	0.1

	Total Collateralized Mortgage Obligations
	(Cost $507,729,282)		522,738,658	11.1

ASSET-BACKED SECURITIES: 9.5%
		Automobile Asset-Backed Securities: 1.4%
2,410,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	2,474,906	0.0
2,680,000		AmeriCredit Automobile Receivables Trust 2012-5, 2.350%, 12/10/18	2,707,471	0.1
4,855,000		AmeriCredit Automobile Receivables Trust 2013-1, 2.090%, 02/08/19	4,868,774	0.1
4,270,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	4,387,337	0.1
5,470,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	5,552,400	0.1
5,640,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	5,736,946	0.1
2,190,000		Capital Auto Receivables Asset Trust/Ally, 2.220%, 01/22/19	2,221,900	0.0
2,220,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	2,223,121	0.0
2,570,000	#	MMCA Automobile Trust, 1.920%, 12/16/19	2,603,959	0.1
2,360,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	2,388,403	0.0
4,670,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	4,671,814	0.1
3,135,000		Santander Drive Auto Receivables Trust 2013-2, 2.570%, 03/15/19	3,199,675	0.1
2,775,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	2,889,406	0.1
10,500,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	10,873,732	0.2
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	7,365,767	0.2
4,650,000		Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	4,645,443	0.1
			68,811,054	1.4

		Home Equity Asset-Backed Securities: 0.3%
7,029,276		ACE Securities Corp., 1.074%, 12/25/34	6,436,012	0.1
2,330,000		Bear Stearns Asset Backed Securities Trust, 0.601%, 11/25/35	2,263,530	0.1
2,422,743		Bear Stearns Asset Backed Securities Trust, 2.962%, 10/25/36	2,357,260	0.1
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 1.089%, 03/25/35	2,040,708	0.0
94,245		Renaissance Home Equity Loan Trust, 1.051%, 08/25/33	89,321	0.0
86,234		Securitized Asset Backed Receivables, LLC Trust, 0.254%, 11/25/36	36,504	0.0
437,865		Specialty Underwriting & Residential Finance, 0.374%, 12/25/36	435,676	0.0
			13,659,011	0.3

		Other Asset-Backed Securities: 7.8%
7,500,000	#	1776 CLO Ltd. 2006-1A D, 2.006%, 05/08/20	7,481,363	0.2
5,150,000	#	Ares XII CLO Ltd. 2007-12A C, 2.262%, 11/25/20	5,152,709	0.1
1,500,000	#	Ares XII CLO Ltd., 3.512%, 11/25/20	1,491,463	0.0
6,750,000	#	Atrium V, 0.951%, 07/20/20	6,555,276	0.1
1,750,000	#	Atrium V, 3.961%, 07/20/20	1,733,025	0.0
625,000	#	Babson CLO, Inc. 2005-III, 0.656%, 11/10/19	617,779	0.0
2,600,000	#	Babson CLO, Inc. 2005-III, 0.956%, 11/10/19	2,548,515	0.1
2,000,000	#	Babson CLO, Inc. 2005-III, 1.956%, 11/10/19	1,991,380	0.0
1,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.103%, 04/15/21	978,681	0.0
7,350,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.953%, 04/15/21	7,116,829	0.2
1,500,000		Babson Mid-Market CLO, Inc. 2007-II, 3.903%, 04/15/21	1,471,803	0.0
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.690%, 06/20/17	1,527,165	0.0
708,288	#	Black Diamond CLO Ltd., 0.620%, 06/20/17	707,181	0.0
1,250,000	#	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.508%, 08/13/19	1,224,419	0.0
10,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.961%, 03/17/21	9,724,350	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
7,366,412	#	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T, 0.517%, 10/23/21	$7,236,918	0.2
1,750,000	#	Callidus Debt Partners CLO Fund VI Ltd., 3.257%, 10/23/21	1,732,958	0.0
3,000,000	#	Canaras Summit CLO Ltd., 0.749%, 06/19/21	2,923,212	0.1
7,000,000	#	Canaras Summit CLO Ltd., 1.069%, 06/19/21	6,785,002	0.1
4,250,000	#	Carlyle High Yield Partners IX Ltd., 0.668%, 08/01/21	4,078,134	0.1
5,800,000	#	Carlyle High Yield Partners IX Ltd., 1.868%, 08/01/21	5,605,364	0.1
2,275,000	#	Carlyle Veyron CLO Ltd., 0.933%, 07/15/18	2,253,258	0.1
2,700,000	#	Carlyle Veyron CLO Ltd., 1.853%, 07/15/18	2,683,735	0.1
3,100,000	#	Castle Garden Funding, 1.012%, 10/27/20	3,047,997	0.1
3,550,000	#	Castle Garden Funding, 5.012%, 10/27/20	3,549,570	0.1
2,500,000	#	Castle Garden Funding, 6.560%, 10/27/20	2,696,267	0.1
69,195		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.914%, 10/25/32	64,611	0.0
159,556		Chase Funding Trust Series 2003-5 2A2, 0.774%, 07/25/33	149,971	0.0
4,450,000	#	CIFC Funding 2006-I Ltd., 1.857%, 10/20/20	4,376,824	0.1
2,101,184	#	CIFC Funding 2006-I Ltd., 4.257%, 10/20/20	2,096,185	0.0
10,400,000	#	CIFC Funding 2006-II Ltd., 1.862%, 03/01/21	10,098,930	0.2
5,344,486	#	CIFC Funding 2006-II Ltd., 4.262%, 03/01/21	5,263,464	0.1
3,000,000	#	Clydesdale CLO 2006 Ltd, 0.937%, 12/19/18	2,909,613	0.1
4,700,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.503%, 10/15/21	4,618,958	0.1
2,500,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.006%, 04/04/18	2,474,510	0.1
2,500,000	#	ColumbusNova CLO Ltd 2006-II, 1.006%, 04/04/18	2,469,752	0.1
1,000,000	#	ColumbusNova CLO Ltd 2006-II, 1.756%, 04/04/18	981,709	0.0
2,503,070		Countrywide Asset-Backed Certificates, 0.524%, 04/25/36	2,467,503	0.1
14,907		C-BASS Trust 2006-CB9 A1, 0.231%, 11/25/36	8,555	0.0
3,100,000	#	Diamond Lake CLO Ltd., 1.862%, 12/01/19	3,035,173	0.1
6,500,000	#	Duane Street CLO II Ltd., 1.911%, 08/20/18	6,364,650	0.1
7,500,000	#	Eaton Vance CDO IX Ltd. 2007-9A D, 1.757%, 04/20/19	7,328,865	0.2
10,500,000	#	Eaton Vance CDO IX Ltd., 0.907%, 04/20/19	10,365,369	0.2
6,249,741		FBR Securitization Trust, 0.851%, 10/25/35	5,217,521	0.1
5,645,000	#	Fraser Sullivan CLO I Ltd., 2.071%, 03/15/20	5,536,774	0.1
5,100,000	#	Fraser Sullivan CLO II Ltd., 0.670%, 12/20/20	5,026,453	0.1
6,500,000	#	Fraser Sullivan CLO II Ltd., 0.990%, 12/20/20	6,366,223	0.1
3,250,000	#	Fraser Sullivan CLO II Ltd., 1.770%, 12/20/20	3,167,239	0.1
1,000,000	#	FRASR 2006-1A B 3/20, 0.741%, 03/15/20	996,268	0.0
1,600,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 1.657%, 04/19/21	1,520,363	0.0
6,600,000	#	Gallatin CLO III 2007-1 Ltd., 1.507%, 05/15/21	6,414,949	0.1
2,875,000	#	GoldenTree Loan Opportunities III Ltd., 1.505%, 05/01/22	2,755,771	0.1
4,125,000	#	Goldentree Loan Opportunities V Ltd., 3.507%, 10/18/21	4,125,025	0.1
2,500,000	#	Greens Creek Funding Ltd., 2.507%, 04/18/21	2,467,682	0.1
163,046		GSAMP Trust, 0.244%, 12/25/36	89,342	0.0
2,150,000	#	GSC Group CDO Fund VIII Ltd, 1.007%, 04/17/21	2,121,820	0.0
3,825,000	#	Gulf Stream - Compass CLO, 2.256%, 10/28/19	3,825,711	0.1
5,050,000	#	Gulf Stream - Compass CLO, 3.706%, 10/28/19	5,053,308	0.1
2,850,000	#	Gulf Stream - Sextant CLO, 0.962%, 08/21/20	2,826,838	0.1
2,740,000	#	Gulf Stream - Sextant CLO, 1.862%, 08/21/20	2,705,334	0.1
1,900,000	#	Gulf Stream-Rashinban CLO 2006-1 Ltd., 0.941%, 11/26/20	1,852,789	0.0
2,225,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd. B, 0.706%, 08/07/21	2,189,364	0.0
8,455,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.556%, 08/07/21	8,455,144	0.2
2,700,000	#	Invitation Homes Trust 2013-SFR1 E, 2.900%, 12/17/30	2,659,109	0.1
4,110,000	#	Invitation Homes Trust 2014-SFR1 C, 2.273%, 06/17/31	4,138,821	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,600,000	#	Invitation Homes Trust 2014-SFR2 E, 3.328%, 06/17/32	$2,600,000	0.1
1,200,000	#	Katonah IX CLO Ltd., 0.976%, 01/25/19	1,169,765	0.0
5,040,429	#	Kennecott Funding Ltd., 2.054%, 01/13/18	5,017,001	0.1
4,250,000	#	Kingsland III Ltd., 0.913%, 08/24/21	4,089,397	0.1
1,500,000	#	Landmark IX CDO Ltd., 1.703%, 04/15/21	1,437,369	0.0
1,250,000	#	LCM V Ltd., 3.665%, 03/21/19	1,222,816	0.0
1,500,000	#	LCM V Ltd, 1.615%, 03/21/19	1,438,749	0.0
670,750		Lehman XS Trust, 0.731%, 08/25/35	654,830	0.0
2,377,837		Lehman XS Trust, 0.971%, 10/25/35	2,225,422	0.0
1,800,000	#	LightPoint CLO V, 0.966%, 08/05/19	1,773,139	0.0
2,000,000	#	LightPoint CLO V, 1.836%, 08/05/19	1,969,056	0.0
5,500,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.017%, 03/25/20	5,433,357	0.1
1,000,000	#	Madison Park Funding Ltd., 2.067%, 03/25/20	986,772	0.0
3,500,000	#	Madison Park Funding Ltd., 5.506%, 07/26/21	3,489,826	0.1
2,900,000	#	Momentum Capital Fund Ltd., 1.657%, 09/18/21	2,869,875	0.1
5,000,000	#	Mountain Capital CLO V Ltd. 2006-5A A3L, 0.951%, 09/15/18	4,957,505	0.1
7,170,000	#	MSIM Peconic Bay Ltd., 2.257%, 07/20/19	7,170,000	0.2
1,400,000	#	Mountain Capital CLO V Ltd, 1.821%, 09/15/18	1,372,970	0.0
12,750,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.256%, 03/25/20	12,743,549	0.3
4,650,000	#	Muir Grove CLO Ltd., 3.256%, 03/25/20	4,643,430	0.1
2,500,000	#	Ocean Trails CLO I, 1.002%, 10/12/20	2,405,605	0.1
2,500,000		Park Place Securities, Inc., 0.894%, 03/25/35	2,289,305	0.1
3,500,000	#	Race Point IV CLO Ltd., 1.005%, 08/01/21	3,437,035	0.1
1,600,000	#	Regatta Funding Ltd, 1.571%, 06/15/20	1,530,795	0.0
9,777,910		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.414%, 03/25/36	8,622,601	0.2
310,204		Securitized Asset Backed Receivables, LLC Trust, 0.234%, 12/25/36	115,160	0.0
1,750,000	#	Sierra CLO II Ltd., 1.657%, 01/22/21	1,702,439	0.0
9,896,697		Small Business Administration, 5.160%, 02/01/28	11,033,792	0.2
837,614		Small Business Administration, 5.290%, 12/01/27	932,819	0.0
3,869,833		Small Business Administration, 5.471%, 03/10/18	4,213,058	0.1
5,945,193		Small Business Administration, 5.490%, 03/01/28	6,677,410	0.1
3,758,645		Small Business Administration, 5.902%, 02/10/18	4,041,947	0.1
4,630,000	#	Springleaf Funding Trust 2015-A, 3.160%, 11/15/24	4,688,787	0.1
2,500,000	#	St James River CLO Ltd. 2007-1A D, 2.567%, 06/11/21	2,470,008	0.1
477,179		Structured Asset Investment Loan Trust 2005-3, 0.744%, 04/25/35	477,701	0.0
2,000,000	#	Telos CLO 2006-1 Ltd., 1.952%, 10/11/21	1,955,350	0.0
2,010,000	#	Trade MAPS 1 Ltd., 2.431%, 12/10/18	1,999,950	0.0
3,850,000	#	WhiteHorse III Ltd./Corp 2006-1A A3L, 1.005%, 05/01/18	3,849,746	0.1
750,000	#	WhiteHorse III Ltd/Corp, 2.105%, 05/01/18	749,112	0.0
			367,958,291	7.8

	Total Asset-Backed Securities
	(Cost $444,651,096)		450,428,356	9.5

FOREIGN GOVERNMENT BONDS: 0.7%
13,848,000		European Investment Bank, 1.000%, 03/15/18	13,852,750	0.3
5,396,000		Inter-American Development Bank, 1.375%, 07/15/20	5,357,186	0.1
10,000,000	#,L	Kommunalbanken AS, 1.750%, 05/28/19	10,149,500	0.3
561,000		Petroleos Mexicanos, 4.875%, 01/18/24	595,221	0.0

	Total Foreign Government Bonds
	(Cost $29,545,799)		29,954,657	0.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.0%
		Federal Home Loan Bank: 0.0%
1,915,000		2.500%, due 08/14/24	1,876,239	0.0

		Federal Home Loan Mortgage Corporation: 10.3%##
26,030		0.525%, due 12/15/29	26,158	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
12,600,000		0.750%, due 01/12/18	$12,578,933	0.3
900,000		0.875%, due 03/07/18	898,665	0.0
13,600,000		1.000%, due 07/28/17	13,703,673	0.3
236,906		1.845%, due 09/01/35	251,123	0.0
2,024,744		2.222%, due 06/01/35	2,159,978	0.1
16,194		2.347%, due 06/01/24	17,062	0.0
28,076		2.375%, due 11/01/31	30,026	0.0
92,894		2.375%, due 11/01/35	99,406	0.0
62,443		2.476%, due 03/01/35	65,164	0.0
520,873		2.578%, due 01/01/29	554,111	0.0
3,237,090		3.000%, due 02/01/27	3,402,465	0.1
5,789,645		3.000%, due 02/01/27	6,085,145	0.1
109,562,000	W	3.000%, due 05/01/43	111,519,988	2.4
8,940,000		3.000%, due 03/01/45	9,141,373	0.2
8,950,000		3.000%, due 03/01/45	9,157,158	0.2
692,897		3.275%, due 03/15/38	744,094	0.0
21,184		3.500%, due 07/15/32	21,724	0.0
93,096,000	W	3.500%, due 09/15/41	97,574,431	2.1
4,371,099		3.500%, due 08/01/42	4,592,145	0.1
8,321,000		3.500%, due 03/01/45	8,755,436	0.2
800,000		3.750%, due 03/27/19	878,169	0.0
5,000,000	^	4.000%, due 11/15/38	1,319,038	0.0
2,346,397		4.000%, due 03/15/41	2,495,411	0.1
5,303,223		4.000%, due 10/01/41	5,680,152	0.1
1,400,136		4.000%, due 11/01/41	1,500,120	0.0
411,930		4.000%, due 11/01/41	440,213	0.0
6,341,103		4.000%, due 12/01/41	6,795,223	0.2
1,961,840	^	4.000%, due 04/15/43	358,155	0.0
1,200,000		4.000%, due 03/01/45	1,283,821	0.0
49,708		4.500%, due 06/01/39	54,243	0.0
321,991		4.500%, due 10/01/39	351,361	0.0
8,497,638		4.500%, due 05/01/40	9,274,749	0.2
85,426		4.500%, due 09/01/40	93,294	0.0
6,564,702	^	4.500%, due 12/15/40	1,073,937	0.0
58,733		4.500%, due 03/01/41	64,582	0.0
2,070,191		4.500%, due 08/01/41	2,260,673	0.1
2,358,781		4.500%, due 08/01/41	2,577,207	0.1
1,990,589		4.500%, due 08/01/41	2,177,148	0.1
1,987,360		4.500%, due 09/01/41	2,172,251	0.1
811,530		4.500%, due 09/01/41	887,382	0.0
849,076		4.500%, due 09/01/41	928,887	0.0
3,390,843		4.500%, due 09/01/41	3,710,083	0.1
4,180,536		4.500%, due 10/01/41	4,567,833	0.1
3,245,902		4.500%, due 01/15/42	3,579,613	0.1
7,215,299	^	4.500%, due 08/15/42	1,196,820	0.0
924,207	^	4.910%, due 03/15/33	982,035	0.0
643,980		5.000%, due 12/15/17	670,977	0.0
112,217		5.000%, due 05/01/28	124,306	0.0
3,075,567		5.000%, due 02/15/35	3,424,712	0.1
3,077,854		5.000%, due 02/15/35	3,423,554	0.1
421,775		5.000%, due 02/15/35	441,940	0.0
454,866		5.000%, due 05/01/35	505,832	0.0
3,463,961	^	5.000%, due 02/15/40	649,357	0.0
1,253,767		5.000%, due 01/01/41	1,393,710	0.0
4,309,929	^	5.000%, due 12/15/43	793,650	0.0
500,000		5.500%, due 08/23/17	555,945	0.0
4,623,477	^	5.500%, due 12/15/18	245,383	0.0
13,866		5.500%, due 01/01/19	15,525	0.0
173,420		5.500%, due 09/01/19	184,850	0.0
32,485		5.500%, due 11/01/21	36,503	0.0
1,632,142		5.500%, due 11/15/22	1,753,911	0.0
127,358		5.500%, due 03/01/23	142,624	0.0
937,391		5.500%, due 12/15/32	1,056,366	0.0
1,038,291		5.500%, due 02/15/33	1,150,437	0.0
39,449		5.500%, due 03/01/34	44,585	0.0
1,380,690		5.500%, due 09/15/34	1,554,804	0.0
10,111,664		5.500%, due 02/15/36	11,365,046	0.3
20,337		5.500%, due 05/01/36	22,813	0.0
6,923,079		5.500%, due 08/15/36	7,854,645	0.2
29,729		5.500%, due 12/01/36	33,364	0.0
180,034		5.500%, due 03/01/37	202,056	0.0
63,050		5.500%, due 04/01/37	70,823	0.0
265,881		5.500%, due 05/01/37	298,233	0.0
4,115,654		5.500%, due 06/15/37	4,623,353	0.1
488,567		5.500%, due 07/01/37	554,590	0.0
4,925,680		5.500%, due 07/15/37	5,537,129	0.1
32,947		5.500%, due 09/01/37	37,048	0.0
137,289		5.500%, due 09/01/37	154,214	0.0
44,242		5.500%, due 10/01/37	49,536	0.0
181,386		5.500%, due 11/01/37	203,614	0.0
130,564		5.500%, due 12/01/37	146,597	0.0
28,776		5.500%, due 01/01/38	32,960	0.0
36,147		5.500%, due 01/01/38	40,590	0.0
493,992		5.500%, due 02/01/38	554,533	0.0
372,844		5.500%, due 02/01/38	418,566	0.0
237,182		5.500%, due 03/01/38	266,341	0.0
27,516		5.500%, due 04/01/38	30,888	0.0
42,405		5.500%, due 05/01/38	47,566	0.0
218,334		5.500%, due 05/01/38	248,821	0.0
237,327		5.500%, due 06/01/38	266,243	0.0
733,705		5.500%, due 06/01/38	822,663	0.0
815,656		5.500%, due 07/01/38	915,425	0.0
27,313		5.500%, due 08/01/38	30,602	0.0
163,370		5.500%, due 08/01/38	183,089	0.0
198,781		5.500%, due 09/01/38	222,934	0.0
188,526		5.500%, due 10/01/38	211,513	0.0
177,136		5.500%, due 10/01/38	198,787	0.0
575,631		5.500%, due 11/01/38	644,901	0.0
23,515		5.500%, due 11/01/38	26,353	0.0
42,768		5.500%, due 12/01/38	48,550	0.0
61,349		5.500%, due 12/01/38	69,161	0.0
134,228		5.500%, due 01/01/39	150,556	0.0
374,189		5.500%, due 03/01/39	419,366	0.0
121,952		5.500%, due 07/01/39	136,892	0.0
85,761		5.500%, due 12/01/39	96,200	0.0
484,539		5.500%, due 03/01/40	543,979	0.0
384,854		5.500%, due 08/01/40	431,741	0.0
154,235		5.500%, due 08/01/40	173,054	0.0
177,420		5.500%, due 08/01/40	198,997	0.0
9,052		5.677%, due 03/01/36	9,634	0.0
22,142,486	^	5.776%, due 08/15/43	4,677,600	0.1
4,388,065	^	5.826%, due 05/15/36	488,781	0.0
5,851,674	^	5.876%, due 07/15/40	948,311	0.0
14,468,575	^	5.926%, due 09/15/44	2,800,595	0.1
45,920,908	^	5.976%, due 03/15/44	7,808,483	0.2
29,809,547	^	5.976%, due 03/15/44	5,132,176	0.1
181,013		6.000%, due 01/01/22	205,648	0.0
194,853		6.000%, due 03/01/22	221,367	0.0
525,951		6.000%, due 10/01/22	597,624	0.0
1,679,184		6.000%, due 09/01/27	1,907,421	0.1
696,505		6.000%, due 01/15/29	799,375	0.0
686,660		6.000%, due 01/15/29	784,865	0.0
21,814		6.000%, due 02/01/29	24,789	0.0
864,149		6.000%, due 07/15/32	987,778	0.0
1,028,547	^	6.000%, due 04/15/33	241,726	0.0
26,426		6.000%, due 05/01/35	30,373	0.0
980,494		6.000%, due 03/01/37	1,121,999	0.0
74,353		6.000%, due 08/01/37	84,626	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
8,291,352		6.000%, due 10/15/37	$9,148,487	0.2
55,866		6.000%, due 11/01/37	63,528	0.0
392,037		6.000%, due 11/01/37	445,132	0.0
56,183		6.000%, due 12/01/37	63,809	0.0
899,649		6.000%, due 12/01/37	1,022,564	0.0
1,168,390		6.000%, due 01/01/38	1,326,311	0.0
1,249,842		6.000%, due 01/01/38	1,419,718	0.0
68,375		6.000%, due 08/01/39	77,696	0.0
8,729		6.000%, due 09/01/39	9,922	0.0
17,453,261	^	6.026%, due 07/15/39	2,773,416	0.1
19,824,182	^	6.026%, due 10/15/39	3,190,339	0.1
3,886,460	^	6.311%, due 06/15/36	648,999	0.0
13,137,647	^	6.376%, due 05/15/41	2,915,522	0.1
32,063,190	^	6.376%, due 11/15/41	7,566,397	0.2
4,661,255	^	6.426%, due 09/15/33	920,577	0.0
11,260,594	^	6.426%, due 03/15/35	1,595,742	0.0
7,008,252	^	6.426%, due 12/15/39	927,265	0.0
17,189,721	^	6.426%, due 01/15/40	2,779,791	0.1
24,325,860	^	6.426%, due 09/15/42	5,297,571	0.1
14,314		6.500%, due 07/01/19	16,404	0.0
2,805,272		6.500%, due 09/01/34	3,275,358	0.1
5,362,504		6.500%, due 03/15/42	6,346,937	0.1
459,138		6.500%, due 02/25/43	548,948	0.0
16,941,581	^	6.526%, due 11/15/25	2,379,438	0.1
13,643,529	^	6.526%, due 04/15/40	2,594,239	0.1
19,843		7.000%, due 11/01/31	20,790	0.0
22,063		8.250%, due 08/15/21	24,972	0.0
823,161		19.337%, due 03/15/35	1,203,182	0.0
3,383,260	^	23.927%, due 01/15/36	2,078,638	0.1
			484,388,824	10.3

		Federal National Mortgage Association: 16.4%##
15,114,834		0.374%, due 10/27/37	14,925,075	0.3
15,393		0.674%, due 03/25/17	15,446	0.0
11,700,000		0.875%, due 08/28/17	11,707,874	0.3
21,000,000		0.875%, due 12/20/17	21,003,129	0.5
4,800,000		0.875%, due 02/08/18	4,797,408	0.1
900,000		0.875%, due 05/21/18	897,842	0.0
90,762		1.074%, due 04/25/32	93,220	0.0
142,064		1.327%, due 08/01/42	145,495	0.0
80,692		1.328%, due 08/01/42	82,588	0.0
91,506		1.328%, due 10/01/44	93,725	0.0
35,000,000		1.750%, due 06/20/19	35,597,555	0.8
931,371		1.871%, due 08/01/35	984,152	0.0
382,338		1.977%, due 04/01/35	404,093	0.0
382,121		2.162%, due 02/01/34	409,014	0.0
770,547		2.196%, due 10/01/35	821,883	0.0
574,557		2.278%, due 10/01/35	613,377	0.0
766,093		2.300%, due 10/01/35	820,286	0.0
562,241		2.435%, due 09/01/34	603,259	0.0
49,148,000	W	2.500%, due 11/25/26	50,378,618	1.1
14,128,000	W	3.000%, due 10/25/26	14,783,627	0.3
9,997,247	^	3.000%, due 10/25/32	1,149,508	0.0
16,748,000	W	3.000%, due 11/25/42	17,123,522	0.4
107,107,000	W	3.000%, due 05/01/43	109,247,046	2.3
11,091,897		3.000%, due 05/01/43	11,365,239	0.3
23,235,143		3.000%, due 07/01/43	23,803,748	0.5
21,100		3.007%, due 05/01/36	22,035	0.0
175,000	W	3.500%, due 12/25/40	183,374	0.0
2,645,303		3.500%, due 12/01/41	2,783,456	0.1
1,741,955		3.500%, due 08/01/42	1,832,910	0.1
4,406,873		3.500%, due 08/01/42	4,635,973	0.1
863,361		3.500%, due 08/01/42	907,972	0.0
1,640,325		3.500%, due 10/01/42	1,725,750	0.1
883,412		3.500%, due 03/01/43	929,802	0.0
762,192	^	3.500%, due 08/25/43	142,852	0.0
9,326		4.000%, due 07/01/18	9,857	0.0
514,906		4.000%, due 10/01/18	544,220	0.0
1,130,650	^	4.000%, due 11/01/18	57,263	0.0
124,964		4.000%, due 12/01/18	132,078	0.0
758,556		4.000%, due 05/01/19	801,741	0.0
4,294		4.000%, due 06/01/19	4,539	0.0
434,131		4.000%, due 05/01/20	458,847	0.0
140,110		4.000%, due 07/01/21	149,234	0.0
3,189,851		4.000%, due 03/01/24	3,377,124	0.1
2,280,838		4.000%, due 06/01/24	2,417,151	0.1
1,025,664		4.000%, due 12/01/24	1,087,029	0.0
143,997		4.000%, due 06/01/25	152,616	0.0
5,829		4.000%, due 06/01/25	6,199	0.0
6,585		4.000%, due 08/01/25	7,004	0.0
9,083		4.000%, due 08/01/25	9,662	0.0
6,540		4.000%, due 09/01/25	6,955	0.0
647,487		4.000%, due 10/01/25	688,721	0.0
157,618		4.000%, due 11/01/25	167,686	0.0
1,870		4.000%, due 01/01/26	1,990	0.0
6,936		4.000%, due 01/01/26	7,398	0.0
218,830		4.000%, due 01/01/26	232,760	0.0
35,402		4.000%, due 02/01/26	37,742	0.0
11,541		4.000%, due 04/01/26	12,305	0.0
39,571		4.000%, due 04/01/26	42,178	0.0
40,507		4.000%, due 05/01/26	43,182	0.0
299,226		4.000%, due 06/01/26	318,988	0.0
38,440		4.000%, due 06/01/26	40,978	0.0
83,053		4.000%, due 06/01/26	88,541	0.0
234,635		4.000%, due 08/01/26	250,189	0.0
372,691		4.000%, due 09/01/26	397,372	0.0
17,741		4.000%, due 05/01/29	19,102	0.0
131,586		4.000%, due 11/01/30	141,736	0.0
66,312		4.000%, due 02/01/31	71,432	0.0
749,000	W	4.000%, due 04/25/39	800,903	0.0
37,321,297		4.000%, due 12/01/39	39,916,887	0.9
8,680,513	^	4.000%, due 09/25/41	1,242,218	0.0
874,606		4.000%, due 07/01/42	937,298	0.0
8,757,101		4.000%, due 07/01/42	9,387,434	0.2
3,688,099		4.000%, due 07/01/42	3,952,290	0.1
3,001,002		4.000%, due 07/01/42	3,215,669	0.1
831,110		4.000%, due 08/01/42	890,527	0.0
2,313,754		4.000%, due 08/01/42	2,478,365	0.1
993,264		4.000%, due 08/01/42	1,065,007	0.0
1,165,263	^	4.000%, due 08/25/43	231,649	0.0
797,801		4.000%, due 10/01/43	853,195	0.0
1,560,697		4.000%, due 10/01/43	1,669,061	0.1
209,571		4.360%, due 12/01/36	223,551	0.0
118,891		4.500%, due 11/01/17	124,703	0.0
125,791		4.500%, due 02/01/20	132,733	0.0
27,175		4.500%, due 08/01/20	28,704	0.0
30,314		4.500%, due 09/01/20	31,997	0.0
84,179		4.500%, due 11/01/22	88,911	0.0
2,472		4.500%, due 03/01/23	2,649	0.0
7,394		4.500%, due 04/01/23	7,921	0.0
63,696		4.500%, due 05/01/23	68,370	0.0
790,447		4.500%, due 05/01/23	847,867	0.0
44,739		4.500%, due 05/01/23	46,927	0.0
2,048		4.500%, due 06/01/23	2,197	0.0
225,554		4.500%, due 07/01/23	241,909	0.0
85,622		4.500%, due 04/01/24	92,240	0.0
371,651		4.500%, due 04/01/24	400,684	0.0
187,677		4.500%, due 05/01/24	201,419	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
24,185	4.500%, due 05/01/24	$26,069	0.0
83,974	4.500%, due 06/01/24	90,598	0.0
118,261	4.500%, due 08/01/24	127,333	0.0
12,113	4.500%, due 09/01/24	13,055	0.0
129,873	4.500%, due 01/01/25	140,068	0.0
121,193	4.500%, due 02/01/25	127,171	0.0
74,223	4.500%, due 03/01/25	79,999	0.0
59,065	4.500%, due 04/01/25	62,077	0.0
20,105	4.500%, due 04/01/25	21,679	0.0
38,193	4.500%, due 04/01/25	41,188	0.0
130,820	4.500%, due 05/01/25	141,122	0.0
6,756	4.500%, due 06/01/25	7,285	0.0
6,723	4.500%, due 07/01/25	7,213	0.0
907,973	4.500%, due 07/01/25	979,308	0.0
167,688	4.500%, due 10/01/25	182,776	0.0
371,128	4.500%, due 03/01/26	389,505	0.0
43,876	4.500%, due 05/01/26	46,052	0.0
106,792	4.500%, due 06/01/26	113,512	0.0
104,567	4.500%, due 07/01/26	112,788	0.0
2,105,095	4.500%, due 04/01/29	2,294,178	0.1
30,877	4.500%, due 06/01/29	33,665	0.0
411,764	4.500%, due 06/01/29	448,841	0.0
382,326	4.500%, due 07/01/29	421,027	0.0
8,302	4.500%, due 10/01/29	9,052	0.0
44,614	4.500%, due 06/01/30	48,927	0.0
1,334,959	4.500%, due 10/01/30	1,463,337	0.0
259,793	4.500%, due 05/01/31	284,944	0.0
177,111	4.500%, due 10/01/33	194,726	0.0
62,026	4.500%, due 01/01/34	67,921	0.0
22,156	4.500%, due 07/01/34	24,288	0.0
7,990	4.500%, due 09/01/35	8,762	0.0
89,370	4.500%, due 09/01/35	97,953	0.0
165,919	4.500%, due 11/01/35	181,902	0.0
454,707	4.500%, due 02/01/36	495,643	0.0
5,044,302	4.500%, due 06/01/36	5,523,717	0.1
356,741	4.500%, due 01/01/37	389,861	0.0
142,941	4.500%, due 09/01/37	157,245	0.0
16,564	4.500%, due 02/01/38	18,103	0.0
113,799	4.500%, due 01/01/39	124,013	0.0
165,981	4.500%, due 02/01/39	181,360	0.0
420,696	4.500%, due 04/01/39	459,602	0.0
390,757	4.500%, due 04/01/39	426,292	0.0
77,839	4.500%, due 04/01/39	84,984	0.0
3,180	4.500%, due 05/01/39	3,472	0.0
54,735	4.500%, due 05/01/39	60,311	0.0
391,814	4.500%, due 05/01/39	427,605	0.0
444,985	4.500%, due 05/01/39	485,982	0.0
15,618	4.500%, due 05/01/39	17,237	0.0
35,765	4.500%, due 06/01/39	38,997	0.0
430,903	4.500%, due 06/01/39	470,348	0.0
235,845	4.500%, due 07/01/39	260,520	0.0
98,847	4.500%, due 07/01/39	107,803	0.0
352,482	4.500%, due 07/01/39	384,773	0.0
1,205,498	4.500%, due 08/01/39	1,318,055	0.0
274,987	4.500%, due 08/01/39	300,651	0.0
376,367	4.500%, due 08/01/39	411,489	0.0
543,718	4.500%, due 08/01/39	594,341	0.0
832,231	4.500%, due 09/01/39	909,697	0.0
860,169	4.500%, due 10/01/39	940,453	0.0
51,996	4.500%, due 11/01/39	56,857	0.0
405,762	4.500%, due 11/01/39	443,810	0.0
22,380	4.500%, due 12/01/39	24,481	0.0
81,836	4.500%, due 12/01/39	89,513	0.0
7,877,610	4.500%, due 01/01/40	8,616,496	0.2
5,992	4.500%, due 01/01/40	6,533	0.0
2,099,555	4.500%, due 01/01/40	2,296,969	0.1
390,501	4.500%, due 02/01/40	427,217	0.0
851,656	4.500%, due 02/01/40	931,889	0.0
3,801,294	4.500%, due 04/01/40	4,159,158	0.1
307,585	4.500%, due 04/01/40	336,555	0.0
119,336	4.500%, due 05/01/40	130,534	0.0
594,722	4.500%, due 06/01/40	651,150	0.0
227,586	4.500%, due 06/01/40	249,114	0.0
374,766	4.500%, due 06/01/40	410,135	0.0
1,579,704	4.500%, due 06/01/40	1,729,939	0.1
18,217	4.500%, due 06/01/40	19,947	0.0
597,214	4.500%, due 07/01/40	653,284	0.0
408,665	4.500%, due 07/01/40	447,669	0.0
257,046	4.500%, due 07/01/40	281,485	0.0
151,000	4.500%, due 08/01/40	165,359	0.0
166,738	4.500%, due 08/01/40	182,725	0.0
18,060	4.500%, due 08/01/40	19,772	0.0
694,479	4.500%, due 08/01/40	760,582	0.0
452,823	4.500%, due 08/01/40	495,576	0.0
6,282,371	4.500%, due 08/01/40	6,877,246	0.2
74,377	4.500%, due 08/01/40	81,075	0.0
433,013	4.500%, due 08/01/40	473,933	0.0
14,107	4.500%, due 08/01/40	15,447	0.0
13,219	4.500%, due 08/01/40	14,481	0.0
10,975	4.500%, due 09/01/40	12,025	0.0
117,444	4.500%, due 09/01/40	128,618	0.0
118,803	4.500%, due 09/01/40	130,184	0.0
94,806	4.500%, due 09/01/40	103,871	0.0
74,807	4.500%, due 09/01/40	81,954	0.0
1,008,659	4.500%, due 09/01/40	1,104,378	0.0
86,361	4.500%, due 09/01/40	94,565	0.0
619,515	4.500%, due 09/01/40	679,125	0.0
266,581	4.500%, due 10/01/40	291,303	0.0
192,098	4.500%, due 10/01/40	210,351	0.0
410,094	4.500%, due 10/01/40	451,754	0.0
626,259	4.500%, due 10/01/40	684,307	0.0
824,536	4.500%, due 10/01/40	902,694	0.0
783,466	4.500%, due 11/01/40	862,245	0.0
1,926,465	4.500%, due 11/01/40	2,109,489	0.1
285,652	4.500%, due 11/01/40	313,039	0.0
133,643	4.500%, due 11/01/40	146,403	0.0
362,082	4.500%, due 11/01/40	396,526	0.0
3,753,702	4.500%, due 11/01/40	4,113,205	0.1
645,642	4.500%, due 12/01/40	707,702	0.0
376,641	4.500%, due 12/01/40	412,924	0.0
185,832	4.500%, due 12/01/40	203,630	0.0
165,066	4.500%, due 12/01/40	180,842	0.0
128,798	4.500%, due 12/01/40	141,131	0.0
17,369	4.500%, due 12/01/40	19,040	0.0
204,449	4.500%, due 12/01/40	223,985	0.0
464,144	4.500%, due 12/01/40	510,053	0.0
796,199	4.500%, due 01/01/41	872,966	0.0
658,217	4.500%, due 01/01/41	721,437	0.0
60,556	4.500%, due 01/01/41	66,352	0.0
2,373,075	4.500%, due 01/01/41	2,601,671	0.1
261,843	4.500%, due 01/01/41	287,030	0.0
5,761,398	4.500%, due 01/01/41	6,303,431	0.2
391,471	4.500%, due 02/01/41	428,925	0.0
221,642	4.500%, due 02/01/41	242,694	0.0
143,800	4.500%, due 02/01/41	157,600	0.0
290,845	4.500%, due 02/01/41	318,468	0.0
421,662	4.500%, due 02/01/41	462,320	0.0
6,410,142	4.500%, due 02/01/41	7,026,479	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
398,730		4.500%, due 03/01/41	$436,999	0.0
25,343		4.500%, due 03/01/41	27,759	0.0
314,258		4.500%, due 03/01/41	344,381	0.0
108,463		4.500%, due 03/01/41	118,830	0.0
144,737		4.500%, due 03/01/41	158,316	0.0
572,029		4.500%, due 03/01/41	625,549	0.0
142,678		4.500%, due 03/01/41	156,329	0.0
381,230		4.500%, due 03/01/41	417,548	0.0
1,137,186		4.500%, due 04/01/41	1,246,443	0.0
476,430		4.500%, due 04/01/41	522,077	0.0
73,658		4.500%, due 04/01/41	80,353	0.0
63,548		4.500%, due 04/01/41	69,621	0.0
2,283,087		4.500%, due 04/01/41	2,503,017	0.1
33,267		4.500%, due 04/01/41	36,453	0.0
609,336		4.500%, due 04/01/41	667,948	0.0
146,168		4.500%, due 04/01/41	159,448	0.0
194,588		4.500%, due 04/01/41	213,160	0.0
163,890		4.500%, due 04/01/41	179,153	0.0
134,733		4.500%, due 05/01/41	147,731	0.0
1,931,048		4.500%, due 05/01/41	2,115,862	0.1
12,922,308		4.500%, due 05/01/41	14,153,238	0.3
2,082,065		4.500%, due 05/01/41	2,283,706	0.1
299,335		4.500%, due 05/01/41	328,206	0.0
125,797		4.500%, due 05/01/41	137,879	0.0
1,473,116		4.500%, due 05/01/41	1,615,223	0.1
13,566		4.500%, due 05/01/41	14,998	0.0
747,579		4.500%, due 05/01/41	819,450	0.0
25,606		4.500%, due 05/01/41	28,069	0.0
1,442,034		4.500%, due 06/01/41	1,580,946	0.1
63,679		4.500%, due 06/01/41	69,787	0.0
199,134		4.500%, due 06/01/41	218,334	0.0
1,260,334		4.500%, due 06/01/41	1,382,195	0.0
241,699		4.500%, due 07/01/41	264,808	0.0
565,391		4.500%, due 07/01/41	619,885	0.0
69,531		4.500%, due 07/01/41	76,207	0.0
11,513		4.500%, due 07/01/41	12,622	0.0
473,900		4.500%, due 07/01/41	519,659	0.0
204,525		4.500%, due 07/01/41	224,235	0.0
27,510		4.500%, due 07/01/41	30,141	0.0
516,959		4.500%, due 07/01/41	566,736	0.0
541,778		4.500%, due 08/01/41	593,944	0.0
678,734		4.500%, due 08/01/41	743,503	0.0
90,062		4.500%, due 08/01/41	98,770	0.0
661,489		4.500%, due 08/01/41	725,292	0.0
272,156		4.500%, due 08/01/41	296,973	0.0
207,485		4.500%, due 08/01/41	227,460	0.0
854,964		4.500%, due 08/01/41	947,746	0.0
246,691		4.500%, due 08/01/41	270,493	0.0
2,232,074		4.500%, due 09/01/41	2,447,078	0.1
6,150,097		4.500%, due 09/01/41	6,736,694	0.2
675,628		4.500%, due 09/01/41	740,932	0.0
26,597		4.500%, due 09/01/41	29,159	0.0
6,374,263		4.500%, due 09/01/41	6,989,392	0.2
78,661		4.500%, due 09/01/41	86,219	0.0
153,012		4.500%, due 10/01/41	167,763	0.0
146,851		4.500%, due 10/01/41	160,905	0.0
685,305		4.500%, due 10/01/41	751,673	0.0
1,541,120		4.500%, due 10/01/41	1,689,734	0.1
540,720		4.500%, due 10/01/41	592,942	0.0
214,347		4.500%, due 10/01/41	235,002	0.0
3,945,484		4.500%, due 10/01/41	4,327,614	0.1
4,101,445		4.500%, due 10/01/41	4,485,027	0.1
1,428,848		4.500%, due 11/01/41	1,564,671	0.1
26,410		4.500%, due 11/01/41	28,952	0.0
3,382,220		4.500%, due 12/01/41	3,709,797	0.1
764,228		4.500%, due 12/01/41	838,196	0.0
219,610		4.500%, due 01/01/42	240,846	0.0
127,067		4.500%, due 01/01/42	139,271	0.0
53,554		4.500%, due 01/01/42	59,157	0.0
29,932		4.500%, due 02/01/42	32,663	0.0
38,590		4.500%, due 03/01/42	42,318	0.0
225,242		4.500%, due 03/01/42	247,087	0.0
274,805		4.500%, due 04/01/42	299,876	0.0
24,710		4.500%, due 08/01/42	27,394	0.0
14,384		4.500%, due 09/01/42	15,717	0.0
29,424		4.500%, due 01/01/43	32,081	0.0
37,861		4.500%, due 12/01/43	41,382	0.0
438,893		4.939%, due 07/01/35	468,022	0.0
3,127,456	^	5.000%, due 05/25/18	163,522	0.0
3,660		5.000%, due 04/01/23	4,066	0.0
78,280		5.000%, due 12/01/23	84,359	0.0
240,936		5.000%, due 04/01/26	267,656	0.0
288,696		5.000%, due 05/01/26	320,711	0.0
150,828		5.000%, due 08/01/27	167,542	0.0
76,413		5.000%, due 04/01/28	84,881	0.0
497,901		5.000%, due 05/01/33	556,511	0.0
938,557		5.000%, due 06/01/33	1,047,864	0.0
81,792		5.000%, due 08/01/33	91,401	0.0
1,027,926		5.000%, due 09/01/33	1,147,872	0.0
247,902		5.000%, due 02/01/34	276,816	0.0
516,085		5.000%, due 03/01/34	576,494	0.0
170,090		5.000%, due 06/01/34	189,950	0.0
1,234,675		5.000%, due 07/25/34	1,255,345	0.0
23,528		5.000%, due 11/01/34	26,165	0.0
1,130,670		5.000%, due 02/01/35	1,262,997	0.0
1,269,406		5.000%, due 03/01/35	1,415,672	0.0
123,414		5.000%, due 04/01/35	137,678	0.0
39,279		5.000%, due 05/01/35	43,758	0.0
4,573,260		5.000%, due 07/01/35	5,110,766	0.1
1,674,749		5.000%, due 07/01/35	1,871,702	0.1
412,964		5.000%, due 08/01/35	459,024	0.0
21,919		5.000%, due 09/01/35	24,479	0.0
12,551		5.000%, due 10/01/35	13,966	0.0
436,177		5.000%, due 10/01/35	485,318	0.0
734,334		5.000%, due 02/01/36	817,177	0.0
233,508		5.000%, due 03/01/36	259,805	0.0
271,264		5.000%, due 04/01/36	301,581	0.0
222,441		5.000%, due 05/01/36	247,499	0.0
1,456,651		5.000%, due 07/01/36	1,627,011	0.1
6,301,990		5.000%, due 12/01/36	7,010,754	0.2
2,148,101		5.000%, due 07/01/37	2,398,613	0.1
5,389,740		5.000%, due 07/01/37	6,022,228	0.1
197,838		5.000%, due 04/01/39	219,761	0.0
185,325		5.000%, due 07/01/39	205,984	0.0
1,468,948		5.000%, due 11/01/40	1,652,850	0.1
28,360,932	^	5.000%, due 01/25/41	3,879,651	0.1
389,011		5.000%, due 03/01/41	432,314	0.0
221,594		5.000%, due 04/01/41	247,042	0.0
742,951		5.000%, due 05/01/41	828,392	0.0
3,159,685		5.000%, due 06/01/41	3,523,613	0.1
1,705,480		5.000%, due 06/01/41	1,901,381	0.1
9,187,002	^	5.000%, due 04/25/42	1,794,457	0.1
3,314,819		5.185%, due 12/25/42	2,820,053	0.1
454		5.500%, due 10/01/16	478	0.0
3,469		5.500%, due 11/01/16	3,647	0.0
9,902		5.500%, due 12/01/16	10,411	0.0
659		5.500%, due 04/01/17	693	0.0
108,187		5.500%, due 01/01/18	113,749	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,353		5.500%, due 01/01/18	$1,423	0.0
2,527		5.500%, due 02/01/18	2,657	0.0
37,314		5.500%, due 02/01/18	39,234	0.0
2,118		5.500%, due 03/01/18	2,227	0.0
563		5.500%, due 06/01/18	592	0.0
4,060		5.500%, due 10/01/18	4,269	0.0
6,395		5.500%, due 01/01/20	6,725	0.0
5,957		5.500%, due 02/01/21	6,333	0.0
2,210		5.500%, due 12/01/22	2,391	0.0
198,857		5.500%, due 06/01/23	223,799	0.0
36,568		5.500%, due 01/01/25	39,588	0.0
10,644		5.500%, due 08/01/25	11,513	0.0
10,086		5.500%, due 01/01/32	11,351	0.0
3,392		5.500%, due 04/01/33	3,842	0.0
84,646		5.500%, due 10/01/33	95,263	0.0
84,808		5.500%, due 10/01/33	96,060	0.0
53,464		5.500%, due 11/01/33	60,549	0.0
135,297		5.500%, due 11/01/33	152,267	0.0
2,824		5.500%, due 11/01/33	3,198	0.0
32,098		5.500%, due 11/01/33	36,340	0.0
115,414		5.500%, due 12/01/33	131,532	0.0
4,607		5.500%, due 12/01/33	5,218	0.0
378,788		5.500%, due 12/01/33	429,048	0.0
869,731		5.500%, due 12/01/33	984,998	0.0
70,492		5.500%, due 12/01/33	79,810	0.0
40,278		5.500%, due 12/01/33	45,629	0.0
44,934		5.500%, due 01/01/34	50,727	0.0
114,372		5.500%, due 01/01/34	129,542	0.0
36,280		5.500%, due 01/01/34	41,106	0.0
2,904		5.500%, due 01/01/34	3,289	0.0
177,506		5.500%, due 11/01/34	201,061	0.0
69,551		5.500%, due 11/01/34	78,274	0.0
3,499		5.500%, due 12/01/34	3,962	0.0
106,821		5.500%, due 01/01/35	120,738	0.0
79,551		5.500%, due 01/01/35	89,552	0.0
22,741		5.500%, due 01/01/35	25,739	0.0
22,092		5.500%, due 02/01/35	25,028	0.0
5,272,523		5.500%, due 02/01/35	5,965,614	0.1
77,452		5.500%, due 03/01/35	87,166	0.0
2,714,164		5.500%, due 08/01/35	3,084,092	0.1
2,462		5.500%, due 11/01/35	2,807	0.0
3,318		5.500%, due 12/01/35	3,742	0.0
1,928		5.500%, due 12/01/35	2,176	0.0
346,562		5.500%, due 01/01/36	390,861	0.0
1,031,694		5.500%, due 01/25/36	1,168,699	0.0
3,615		5.500%, due 02/01/36	4,081	0.0
49,620		5.500%, due 04/01/36	55,858	0.0
3,538,911		5.500%, due 07/01/36	4,002,605	0.1
2,002		5.500%, due 08/01/36	2,253	0.0
176,070		5.500%, due 09/01/36	199,404	0.0
54,036		5.500%, due 01/01/37	60,851	0.0
344,838		5.500%, due 01/01/37	392,755	0.0
207,041		5.500%, due 02/01/37	233,049	0.0
1,169,238		5.500%, due 03/01/37	1,319,274	0.0
42,054		5.500%, due 04/01/37	47,329	0.0
2,204		5.500%, due 05/01/37	2,480	0.0
149,651		5.500%, due 05/01/37	168,421	0.0
150,425		5.500%, due 06/01/37	169,293	0.0
153,678		5.500%, due 06/01/37	172,978	0.0
101,021		5.500%, due 06/01/37	113,744	0.0
124,481		5.500%, due 07/01/37	140,095	0.0
173,714		5.500%, due 08/01/37	196,022	0.0
119,940		5.500%, due 08/01/37	134,984	0.0
462,542		5.500%, due 09/01/37	520,557	0.0
1,970		5.500%, due 11/01/37	2,217	0.0
1,959,776		5.500%, due 01/01/38	2,205,586	0.1
5,161		5.500%, due 02/01/38	5,809	0.0
2,551		5.500%, due 02/01/38	2,871	0.0
92,845		5.500%, due 03/01/38	104,491	0.0
1,095,466		5.500%, due 03/01/38	1,242,795	0.0
403,568		5.500%, due 04/01/38	454,212	0.0
87,516		5.500%, due 04/01/38	98,499	0.0
1,817		5.500%, due 04/01/38	2,045	0.0
765,332		5.500%, due 05/01/38	861,451	0.0
12,235		5.500%, due 05/01/38	13,773	0.0
10,933,637		5.500%, due 06/01/38	12,305,017	0.3
121,371		5.500%, due 06/01/38	136,594	0.0
392,750		5.500%, due 06/01/38	442,012	0.0
193,060		5.500%, due 07/01/38	220,048	0.0
299,386		5.500%, due 07/01/38	336,937	0.0
2,283		5.500%, due 07/01/38	2,570	0.0
372,804		5.500%, due 08/01/38	419,564	0.0
99,624		5.500%, due 08/01/38	112,119	0.0
290,154		5.500%, due 11/01/38	326,597	0.0
4,510		5.500%, due 12/01/38	5,075	0.0
141,822		5.500%, due 12/01/38	159,691	0.0
1,613		5.500%, due 12/01/38	1,816	0.0
451,356		5.500%, due 01/01/39	507,969	0.0
1,780,347		5.500%, due 01/01/39	2,003,652	0.1
1,160,400		5.500%, due 06/01/39	1,321,812	0.0
658,325		5.500%, due 06/01/39	750,444	0.0
150,821		5.500%, due 05/01/40	170,081	0.0
119,519		5.500%, due 06/01/40	134,653	0.0
9,554,626	^	5.500%, due 11/25/40	1,907,657	0.1
80,474		5.500%, due 07/01/41	90,568	0.0
1,380,130		5.500%, due 09/01/41	1,557,060	0.1
4,116,508		5.500%, due 09/01/41	4,632,832	0.1
35,732,183	^	5.896%, due 11/25/40	4,835,515	0.1
28,106,160	^	5.926%, due 10/25/42	5,697,268	0.1
36,856,506	^	5.926%, due 12/25/42	7,177,572	0.2
729,128	^	5.976%, due 03/25/42	123,988	0.0
17,088,927	^	5.976%, due 11/25/42	4,177,757	0.1
15,779,691	^	5.976%, due 02/25/43	3,928,334	0.1
7,249		6.000%, due 06/01/16	7,380	0.0
189		6.000%, due 08/01/16	193	0.0
11,796		6.000%, due 08/01/16	12,058	0.0
5,071		6.000%, due 10/01/16	5,181	0.0
3,583		6.000%, due 10/01/16	3,622	0.0
3,365		6.000%, due 01/01/17	3,410	0.0
2,576		6.000%, due 01/01/17	2,600	0.0
195		6.000%, due 02/01/17	200	0.0
426		6.000%, due 02/01/17	439	0.0
4,311		6.000%, due 02/01/17	4,418	0.0
63		6.000%, due 03/01/17	65	0.0
3,806		6.000%, due 04/01/17	3,846	0.0
5,365		6.000%, due 04/01/17	5,520	0.0
3,312		6.000%, due 04/01/17	3,405	0.0
10,453		6.000%, due 04/01/17	10,798	0.0
5,015		6.000%, due 05/01/17	5,155	0.0
19,658		6.000%, due 05/01/17	20,239	0.0
2,278		6.000%, due 05/01/17	2,321	0.0
13,435		6.000%, due 05/01/17	13,883	0.0
19,515		6.000%, due 06/01/17	20,138	0.0
2,504		6.000%, due 06/01/17	2,583	0.0
7,230		6.000%, due 07/01/17	7,459	0.0
5,828		6.000%, due 08/01/17	6,018	0.0
7,711		6.000%, due 08/01/17	8,027	0.0
5,799		6.000%, due 08/01/17	5,994	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
65,728		6.000%, due 09/01/17	$67,921	0.0
20,815		6.000%, due 09/01/17	21,552	0.0
234		6.000%, due 10/01/17	238	0.0
17,847		6.000%, due 11/01/17	18,446	0.0
984		6.000%, due 02/01/18	1,025	0.0
16,422		6.000%, due 04/01/18	16,962	0.0
9,891		6.000%, due 09/01/18	10,348	0.0
9,795		6.000%, due 10/01/18	10,293	0.0
3,389		6.000%, due 11/01/18	3,527	0.0
61,815		6.000%, due 09/01/21	70,410	0.0
2,416		6.000%, due 03/01/24	2,752	0.0
232,187		6.000%, due 11/01/28	264,556	0.0
1,015,560		6.000%, due 07/25/29	1,152,328	0.0
1,323		6.000%, due 04/01/31	1,524	0.0
801,299		6.000%, due 04/25/31	919,172	0.0
1,146		6.000%, due 01/01/32	1,305	0.0
2,997		6.000%, due 11/01/32	3,443	0.0
143,487		6.000%, due 01/01/33	164,639	0.0
1,721,856	^	6.000%, due 08/25/33	384,889	0.0
9,795		6.000%, due 09/01/33	11,157	0.0
2,834		6.000%, due 01/01/34	3,255	0.0
217,034		6.000%, due 08/01/34	247,257	0.0
58,313		6.000%, due 05/01/35	66,468	0.0
24,544		6.000%, due 07/01/35	28,159	0.0
33,648		6.000%, due 07/01/35	38,647	0.0
470		6.000%, due 10/01/35	535	0.0
199,941		6.000%, due 11/01/35	229,603	0.0
5,893		6.000%, due 12/01/35	6,717	0.0
199,494		6.000%, due 12/01/35	228,740	0.0
257,629		6.000%, due 12/01/35	293,514	0.0
15,261		6.000%, due 01/01/36	17,514	0.0
2,185		6.000%, due 02/01/36	2,489	0.0
156,244		6.000%, due 02/01/36	178,994	0.0
108,895		6.000%, due 02/01/36	124,036	0.0
121,346		6.000%, due 03/01/36	139,113	0.0
107,760		6.000%, due 03/01/36	122,853	0.0
153,389		6.000%, due 04/01/36	175,367	0.0
68,802		6.000%, due 04/01/36	78,469	0.0
42,444		6.000%, due 05/01/36	48,346	0.0
70,290		6.000%, due 05/01/36	80,578	0.0
2,250		6.000%, due 06/01/36	2,565	0.0
26,700		6.000%, due 07/01/36	30,413	0.0
31,071		6.000%, due 07/01/36	35,556	0.0
337,895		6.000%, due 07/01/36	387,483	0.0
7,662		6.000%, due 07/01/36	8,731	0.0
17,340		6.000%, due 08/01/36	19,801	0.0
91,502		6.000%, due 08/01/36	104,367	0.0
18,035		6.000%, due 08/01/36	20,589	0.0
153,357		6.000%, due 08/01/36	175,182	0.0
1,332,213		6.000%, due 08/01/36	1,521,025	0.1
357,932		6.000%, due 09/01/36	408,415	0.0
96,635		6.000%, due 09/01/36	111,165	0.0
221,981		6.000%, due 09/01/36	252,931	0.0
30,930		6.000%, due 09/01/36	35,231	0.0
28,257		6.000%, due 09/01/36	32,186	0.0
64,726		6.000%, due 09/01/36	73,991	0.0
54,569		6.000%, due 09/01/36	62,184	0.0
73,302		6.000%, due 09/01/36	83,711	0.0
37,425		6.000%, due 10/01/36	42,939	0.0
52,565		6.000%, due 10/01/36	60,011	0.0
292,566		6.000%, due 10/01/36	334,372	0.0
25,735		6.000%, due 10/01/36	29,389	0.0
76,587		6.000%, due 10/01/36	87,397	0.0
39,602		6.000%, due 11/01/36	45,171	0.0
72,340		6.000%, due 11/01/36	82,553	0.0
75,662		6.000%, due 11/01/36	86,183	0.0
14,027		6.000%, due 11/01/36	15,977	0.0
46,090		6.000%, due 12/01/36	52,621	0.0
7,994		6.000%, due 12/01/36	9,122	0.0
18,956		6.000%, due 12/01/36	21,601	0.0
185,941		6.000%, due 12/01/36	212,454	0.0
53,433		6.000%, due 12/01/36	60,862	0.0
119,342		6.000%, due 12/01/36	135,936	0.0
13,931		6.000%, due 12/01/36	15,896	0.0
15,511		6.000%, due 01/01/37	17,720	0.0
124,871		6.000%, due 01/01/37	142,551	0.0
183,885		6.000%, due 01/01/37	209,785	0.0
4,119		6.000%, due 01/01/37	4,691	0.0
31,036		6.000%, due 01/01/37	35,410	0.0
53,178		6.000%, due 01/01/37	60,611	0.0
45,325		6.000%, due 02/01/37	51,640	0.0
59,048		6.000%, due 02/01/37	67,455	0.0
81,341		6.000%, due 02/01/37	92,668	0.0
311,018		6.000%, due 02/01/37	355,157	0.0
3,050		6.000%, due 03/01/37	3,478	0.0
392,095		6.000%, due 03/01/37	447,507	0.0
87,720		6.000%, due 03/01/37	99,917	0.0
40,026		6.000%, due 03/01/37	45,676	0.0
18,940		6.000%, due 03/01/37	21,591	0.0
210,417		6.000%, due 04/01/37	239,908	0.0
136,787		6.000%, due 04/01/37	156,079	0.0
23,013		6.000%, due 04/01/37	26,213	0.0
62,792		6.000%, due 04/01/37	71,610	0.0
8,221		6.000%, due 04/01/37	9,385	0.0
132,940		6.000%, due 04/01/37	151,690	0.0
58,035		6.000%, due 04/01/37	66,104	0.0
446,559		6.000%, due 04/01/37	509,731	0.0
84,136		6.000%, due 04/01/37	95,858	0.0
5,273		6.000%, due 04/01/37	6,030	0.0
2,982		6.000%, due 04/01/37	3,397	0.0
6,812		6.000%, due 04/01/37	7,771	0.0
32,711		6.000%, due 04/01/37	37,259	0.0
1,550		6.000%, due 04/01/37	1,766	0.0
2,778		6.000%, due 04/01/37	3,164	0.0
169,881		6.000%, due 04/01/37	193,683	0.0
11,877		6.000%, due 04/01/37	13,528	0.0
1,543		6.000%, due 04/01/37	1,757	0.0
62,937		6.000%, due 05/01/37	71,909	0.0
4,105		6.000%, due 05/01/37	4,708	0.0
135,055		6.000%, due 05/01/37	154,131	0.0
23,656		6.000%, due 05/01/37	27,009	0.0
21,642		6.000%, due 05/01/37	24,689	0.0
12,371		6.000%, due 05/01/37	14,205	0.0
69,789		6.000%, due 05/01/37	79,666	0.0
173,517		6.000%, due 05/01/37	197,933	0.0
113,913		6.000%, due 05/01/37	129,980	0.0
48,081		6.000%, due 05/01/37	54,827	0.0
28,543		6.000%, due 06/01/37	32,512	0.0
224,328		6.000%, due 06/01/37	256,492	0.0
130,590		6.000%, due 06/01/37	149,076	0.0
11,257		6.000%, due 06/01/37	12,845	0.0
6,325		6.000%, due 06/01/37	7,206	0.0
7,182		6.000%, due 06/01/37	8,181	0.0
18,890		6.000%, due 06/01/37	21,555	0.0
17,841		6.000%, due 06/01/37	20,334	0.0
28,915		6.000%, due 07/01/37	32,976	0.0
9,992		6.000%, due 07/01/37	11,383	0.0
48,762		6.000%, due 07/01/37	55,604	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
278,457		6.000%, due 07/01/37	$317,850	0.0
167,015		6.000%, due 07/01/37	190,237	0.0
12,325		6.000%, due 07/01/37	14,063	0.0
75,447		6.000%, due 07/01/37	86,172	0.0
47,425		6.000%, due 07/01/37	54,031	0.0
70,247		6.000%, due 07/01/37	80,248	0.0
30,628		6.000%, due 07/01/37	35,082	0.0
62,444		6.000%, due 07/01/37	71,726	0.0
20,935		6.000%, due 08/01/37	23,846	0.0
189,374		6.000%, due 08/01/37	216,150	0.0
271,033		6.000%, due 08/01/37	308,718	0.0
65,040		6.000%, due 08/01/37	74,196	0.0
158,921		6.000%, due 08/01/37	181,017	0.0
146,628		6.000%, due 08/01/37	167,049	0.0
32,324		6.000%, due 08/01/37	36,828	0.0
78,527		6.000%, due 08/01/37	89,643	0.0
73,426		6.000%, due 09/01/37	83,872	0.0
47,726		6.000%, due 09/01/37	54,362	0.0
1,160,787		6.000%, due 09/01/37	1,324,619	0.0
3,979		6.000%, due 09/01/37	4,532	0.0
45,662		6.000%, due 09/01/37	52,022	0.0
17,653		6.000%, due 09/01/37	20,158	0.0
175,568		6.000%, due 09/01/37	199,979	0.0
13,265		6.000%, due 10/01/37	15,143	0.0
9,851		6.000%, due 10/01/37	11,221	0.0
241,594		6.000%, due 11/01/37	275,590	0.0
3,818		6.000%, due 11/01/37	4,353	0.0
160,219		6.000%, due 11/01/37	182,496	0.0
258,129		6.000%, due 12/01/37	296,066	0.0
191,280		6.000%, due 12/01/37	218,256	0.0
107,304		6.000%, due 12/01/37	122,456	0.0
40,473		6.000%, due 12/01/37	46,188	0.0
36,279		6.000%, due 12/01/37	41,335	0.0
1,269,103		6.000%, due 01/01/38	1,470,328	0.0
442,084		6.000%, due 02/01/38	504,533	0.0
138,392		6.000%, due 02/01/38	157,830	0.0
499,639		6.000%, due 02/01/38	570,235	0.0
52,263		6.000%, due 03/01/38	59,555	0.0
56,484		6.000%, due 03/01/38	64,455	0.0
16,418		6.000%, due 05/01/38	18,735	0.0
300,987		6.000%, due 05/01/38	343,013	0.0
5,360		6.000%, due 06/01/38	6,106	0.0
258,766		6.000%, due 07/01/38	294,851	0.0
69,974		6.000%, due 07/01/38	79,837	0.0
1,772		6.000%, due 08/01/38	2,018	0.0
55,802		6.000%, due 09/01/38	63,669	0.0
28,648		6.000%, due 09/01/38	32,700	0.0
112,021		6.000%, due 09/01/38	127,894	0.0
22,456		6.000%, due 09/01/38	25,817	0.0
5,304		6.000%, due 10/01/38	6,054	0.0
58,546		6.000%, due 10/01/38	66,686	0.0
5,247		6.000%, due 10/01/38	5,976	0.0
49,687		6.000%, due 10/01/38	57,344	0.0
3,506		6.000%, due 11/01/38	3,994	0.0
2,130		6.000%, due 11/01/38	2,426	0.0
182,148		6.000%, due 12/01/38	207,520	0.0
273,277		6.000%, due 12/01/38	311,968	0.0
148,704		6.000%, due 12/01/39	169,520	0.0
1,796,641		6.000%, due 02/01/40	2,051,948	0.1
292,525		6.000%, due 09/01/40	337,216	0.0
871,706		6.000%, due 10/01/40	995,058	0.0
1,279,807		6.000%, due 05/01/41	1,460,174	0.0
20,865,821	^	6.026%, due 06/25/33	4,782,745	0.1
13,526,154	^	6.246%, due 06/25/40	2,334,277	0.1
1,934,367		6.250%, due 10/25/36	2,152,908	0.1
6,755,856	^	6.276%, due 02/25/42	1,185,233	0.0
7,859,439	^	6.426%, due 10/25/40	1,530,155	0.1
14,357,581	^	6.446%, due 06/25/40	2,473,001	0.1
2,915		6.500%, due 09/01/16	2,940	0.0
881		6.500%, due 02/01/17	910	0.0
1,330		6.500%, due 02/01/17	1,366	0.0
313		6.500%, due 02/01/17	313	0.0
410		6.500%, due 03/01/17	421	0.0
9,131		6.500%, due 04/01/17	9,341	0.0
12,463		6.500%, due 04/01/27	14,319	0.0
13,378		6.500%, due 02/01/28	15,370	0.0
220		6.500%, due 06/01/29	253	0.0
17,596		6.500%, due 01/01/32	20,218	0.0
25,431		6.500%, due 04/01/32	30,053	0.0
23,712		6.500%, due 09/01/32	27,246	0.0
35,318		6.500%, due 10/01/32	40,581	0.0
40,574		6.500%, due 10/01/32	46,620	0.0
16,152		6.500%, due 03/01/38	19,437	0.0
1,127,668		6.500%, due 06/17/38	1,157,767	0.0
14,273,156	^	6.506%, due 10/25/35	2,703,190	0.1
2,192,983	^	6.526%, due 08/25/26	305,763	0.0
7,503,775	^	6.566%, due 01/25/37	1,512,961	0.0
18,294,629	^	6.576%, due 10/25/35	3,433,245	0.1
3,135		7.000%, due 08/01/25	3,545	0.0
1,457		7.000%, due 12/01/25	1,497	0.0
14,254		7.000%, due 12/01/25	15,273	0.0
18,660		7.000%, due 02/01/26	18,887	0.0
5,263		7.000%, due 02/01/26	5,756	0.0
5,265		7.000%, due 03/01/26	5,454	0.0
10,658		7.000%, due 03/01/26	10,786	0.0
22,782		7.000%, due 03/01/26	25,252	0.0
10,602		7.000%, due 03/01/26	11,808	0.0
1,467		7.000%, due 12/01/27	1,531	0.0
17,906		7.000%, due 06/01/31	18,434	0.0
822,357		7.000%, due 03/01/38	922,777	0.0
967,772		7.000%, due 04/01/38	1,210,551	0.0
3,152		7.500%, due 11/01/29	3,613	0.0
8,810		7.500%, due 10/01/30	9,104	0.0
24,482		7.500%, due 09/01/31	30,937	0.0
23,325		10.000%, due 02/25/19	25,434	0.0
1,480,168		15.066%, due 03/25/38	1,843,690	0.1
224,874		23.305%, due 07/25/35	285,595	0.0
501,006		24.473%, due 01/25/35	672,222	0.0
147,826		27.905%, due 02/25/34	199,114	0.0
513,472		32.581%, due 11/25/36	922,967	0.0
			773,818,137	16.4

		Government National Mortgage Association: 3.3%
153,387		1.625%, due 01/20/27	159,159	0.0
188,939		1.625%, due 08/20/27	196,233	0.0
137,558		1.625%, due 10/20/29	143,059	0.0
22,769		1.625%, due 12/20/29	23,681	0.0
11,863,000		3.500%, due 12/20/41	12,453,833	0.3
12,280,988	^	4.000%, due 08/16/26	1,465,516	0.0
2,819,796		4.000%, due 11/20/40	3,028,813	0.1
1,045,852		4.000%, due 10/20/41	1,103,250	0.0
1,615,812		4.000%, due 10/20/42	1,732,684	0.0
4,744,305		4.000%, due 10/20/44	5,086,654	0.1
16,473,726		4.000%, due 03/20/45	17,675,894	0.4
8,580,259	^	4.500%, due 12/20/37	583,265	0.0
2,000,000		4.500%, due 05/20/39	2,166,927	0.1
6,497,691		4.500%, due 05/20/39	7,111,951	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
5,115,540	^	4.500%, due 05/20/40	$711,169	0.0
4,187,340		4.500%, due 08/20/41	4,566,514	0.1
3,287,481		4.750%, due 05/20/39	3,655,799	0.1
10,108		5.000%, due 11/15/35	11,275	0.0
19,421		5.000%, due 11/15/35	21,663	0.0
28,308		5.000%, due 11/15/35	31,576	0.0
26,096		5.000%, due 11/15/35	29,259	0.0
738,234		5.000%, due 03/15/38	823,447	0.0
29,414		5.000%, due 06/15/38	32,831	0.0
10,930		5.000%, due 07/15/38	12,195	0.0
9,907		5.000%, due 09/15/38	11,051	0.0
1,880,979		5.000%, due 12/15/38	2,103,054	0.1
469,913		5.000%, due 01/15/39	524,155	0.0
4,006,855		5.000%, due 01/15/39	4,469,362	0.1
381,887		5.000%, due 02/15/39	425,968	0.0
160,651		5.000%, due 02/15/39	179,456	0.0
595,890		5.000%, due 03/15/39	666,593	0.0
452,722		5.000%, due 03/15/39	505,716	0.0
11,874		5.000%, due 03/15/39	13,256	0.0
686,437		5.000%, due 05/15/39	767,788	0.0
215,046		5.000%, due 05/15/39	240,472	0.0
3,557		5.000%, due 05/15/39	3,973	0.0
407,621		5.000%, due 07/15/39	455,816	0.0
27,461		5.000%, due 11/15/39	30,667	0.0
3,617,323	^	5.000%, due 11/20/39	540,011	0.0
11,879,130	^	5.000%, due 01/20/40	2,997,310	0.1
7,930,671	^	5.000%, due 03/20/40	1,350,517	0.0
6,916		5.000%, due 04/15/40	7,737	0.0
725,768		5.000%, due 09/15/40	811,555	0.0
237,454		5.000%, due 10/15/40	265,661	0.0
4,413,744	^	5.000%, due 10/20/40	629,909	0.0
352,658		5.000%, due 05/15/42	394,519	0.0
1,409,790		5.000%, due 02/20/43	1,576,468	0.0
5,016,230		5.140%, due 10/20/60	5,458,368	0.1
2,614,688		5.288%, due 10/20/60	2,871,872	0.1
11,042,713	^	5.424%, due 06/20/44	2,346,576	0.1
26,018,463	^	5.426%, due 04/16/44	4,262,922	0.1
32,668,900	^	5.500%, due 11/20/43	7,179,654	0.2
1,427,960		5.500%, due 03/20/60	1,560,429	0.0
8,110,138	^	5.674%, due 06/20/40	1,244,296	0.0
29,596,602	^	5.874%, due 07/20/39	4,645,841	0.1
33,516,633	^	5.926%, due 05/16/40	5,111,287	0.1
29,995,188	^	6.000%, due 05/16/44	7,827,349	0.2
28,615,279	^	6.024%, due 05/20/37	4,954,784	0.1
5,549,793	^	6.024%, due 06/20/38	643,840	0.0
10,125,160	^	6.024%, due 04/20/39	1,710,023	0.0
35,333,242	^	6.026%, due 12/16/39	5,733,660	0.1
36,931,326	^	6.026%, due 04/16/44	5,987,809	0.1
6,285,361	^	6.124%, due 05/20/39	712,297	0.0
4,816,227	^	6.224%, due 04/20/38	760,887	0.0
3,608,667	^	6.326%, due 05/16/38	676,499	0.0
10,219,334	^	6.326%, due 01/16/39	1,886,225	0.1
14,549,172	^	6.444%, due 08/20/40	3,324,212	0.1
6,570,030	^	6.476%, due 09/16/40	1,291,908	0.0
14,883,759	^	6.494%, due 06/20/41	2,735,151	0.1
2,771,721	^	6.596%, due 02/16/35	531,760	0.0
5,358,074	^	6.824%, due 04/20/36	503,759	0.0
192,901		7.000%, due 05/16/32	217,755	0.0
967,368		21.478%, due 03/20/37	1,505,219	0.0
540,589		24.660%, due 04/16/37	765,469	0.0
			158,247,512	3.3

	Total U.S. Government Agency Obligations
	(Cost $1,377,874,809)		1,418,330,712	30.0

U.S. TREASURY OBLIGATIONS: 12.2%
		U.S. Treasury Bonds: 5.5%
148,363,000	L	2.000%, due 02/15/25	149,313,413	3.1
102,155,000		3.000%, due 11/15/44	111,963,515	2.4
			261,276,928	5.5

		U.S. Treasury Notes: 6.7%
48,145,000		0.375%, due 03/31/16	48,190,160	1.0
6,000		0.500%, due 02/28/17	5,996	0.0
13,285,000		0.500%, due 03/31/17	13,268,394	0.3
15,141,000		1.000%, due 03/15/18	15,195,417	0.3
114,593,000		1.375%, due 03/31/20	114,619,815	2.5
817,000		1.750%, due 02/28/22	819,425	0.0
122,894,000		1.750%, due 03/31/22	123,210,820	2.6
			315,310,027	6.7

	Total U.S. Treasury Obligations
	(Cost $572,538,677)		576,586,955	12.2

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 12.1%
		Affiliated Investment Companies: 12.1%
7,007,908		Voya Emerging Markets Corporate Debt Fund - Class P	68,957,811	1.5
10,713,357		Voya Emerging Markets Hard Currency Debt Fund - Class P	101,455,494	2.2
7,042,918		Voya Emerging Markets Local Currency Debt Fund - Class P	53,737,467	1.1
2,124,055		Voya Floating Rate Fund - Class P	21,474,196	0.5
12,882,894		Voya High Yield Bond Fund - Class P	104,866,756	2.2
10,402,078		Voya Investment Grade Credit Fund - Class P	115,151,001	2.4
10,146,673		Voya Securitized Credit Fund - Class P	104,510,734	2.2

	Total Mutual Funds
	(Cost $586,681,853)		570,153,459	12.1

PREFERRED STOCK: 0.0%
		Financials: 0.0%
1,500	#,P	Ally Financial, Inc.	1,539,609	0.0

	Total Preferred Stock
	(Cost $1,443,750)		1,539,609	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: –%
OTC Interest Rate Swaptions: –%
993,819,485	@ Pay a fixed rate equal to 5.008% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Goldman Sachs & Co.	$–	–

Total Purchased Options
	(Cost $4,869,715)	–	–

Total Long-Term Investments
	(Cost $4,922,878,761)	5,022,141,640	106.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
	Commercial Paper: 1.1%
5,000,000	Autozone Inc., 0.240%, 04/17/15	4,999,450	0.1
10,000,000	Autozone, 0.230%, 04/14/15	9,999,100	0.2
2,500,000	Daimler, 0.240%, 04/09/15	2,499,850	0.0
2,500,000	Duke Energy, 0.240%, 04/06/15	2,499,900	0.1
3,000,000	General MLS Inc., 0.240%, 04/21/15	2,999,580	0.1
5,000,000	General MLS, 0.280%, 05/19/15	4,998,150	0.1
2,500,000	Mondelez Disc, 0.220%, 04/13/15	2,499,800	0.0
10,000,000	Mondelez Intl, 0.280%, 05/20/15	9,996,200	0.2
8,000,000	NBC Universal, 0.240%, 04/09/15	7,999,520	0.2
2,500,000	Time Warner, 0.220%, 04/10/15	2,499,850	0.1
2,000,000	Vodafone, 0.310%, 06/29/15	1,998,460	0.0
		52,989,860	1.1

	Securities Lending Collateralcc: 3.2%
6,244,189	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $6,244,211, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $6,369,073, due 06/01/16-03/01/45)	6,244,189	0.1
36,196,465	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $36,196,644, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $36,920,395, due 02/15/16-03/01/48)	36,196,465	0.8
36,196,465	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $36,196,683, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $36,920,396, due 08/15/17-02/15/42)	36,196,465	0.8
36,196,465	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $36,196,594, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $36,920,394, due 08/18/15-10/20/64)	36,196,465	0.8
1,375,578	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/15, 0.12%, due 04/01/15 (Repurchase Amount $1,375,583, collateralized by various U.S. Government Securities, 0.250%-8.000%, Market Value plus accrued interest $1,403,092, due 07/31/15-02/15/44)	1,375,578	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
36,196,465	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $36,196,693, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $36,921,747, due 04/15/16-01/15/29)	$36,196,465	0.7
		152,405,627	3.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
79,505,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $79,505,000)	79,505,000	1.7

	Total Short-Term Investments
	(Cost $284,900,487)	284,900,487	6.0

	Total Investments in Securities (Cost $5,207,779,248)	$5,307,042,127	112.3
	Liabilities in Excess of Other Assets	(580,811,553)	(12.3)
	Net Assets	$4,726,230,574	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $5,209,112,905.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$147,176,364
Gross Unrealized Depreciation	(49,247,142)
Net Unrealized Appreciation	$97,929,222

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$570,153,459	$–	$–	$570,153,459
Preferred Stock	–	1,539,609	–	1,539,609
Purchased Options	–	–	–	–
Corporate Bonds/Notes	–	1,452,409,234	–	1,452,409,234
Collateralized Mortgage Obligations	–	522,738,658	–	522,738,658
Short-Term Investments	79,505,000	205,395,487	–	284,900,487
Asset-Backed Securities	–	450,428,356	–	450,428,356
U.S. Government Agency Obligations	–	1,418,330,712	–	1,418,330,712
Foreign Government Bonds	–	29,954,657	–	29,954,657
U.S. Treasury Obligations	–	576,586,955	–	576,586,955
Total Investments, at fair value	$649,658,459	$4,657,383,668	$–	$5,307,042,127
Other Financial Instruments+
Centrally Cleared Swaps	–	29,994,245	–	29,994,245
Forward Foreign Currency Contracts	–	117,335	–	117,335
Futures	3,530,495	–	–	3,530,495
Total Assets	$653,188,954	$4,687,495,248	$–	$5,340,684,202
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(36,333,603)	$–	$(36,333,603)
Forward Foreign Currency Contracts	–	(1,149,978)	–	(1,149,978)
Futures	(5,349,557)	–	–	(5,349,557)
Total Liabilities	$(5,349,557)	$(37,483,581)	$–	$(42,833,138)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$67,321,662	$796,849	$-	$839,300	$68,957,811	$796,849	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	127,656,962	1,623,255	(30,545,122)	2,720,399	101,455,494	1,623,255	(2,019,122)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	55,850,342	-	-	(2,112,875)	53,737,467	-	-	-
Voya Floating Rate Fund - Class P	21,006,226	235,711	-	232,259	21,474,196	235,712	-	-
Voya High Yield Bond Fund - Class P	97,142,654	6,527,638	-	1,196,464	104,866,756	1,527,508	-	-
Voya Investment Grade Credit Fund - Class P	111,937,388	1,051,962	-	2,161,651	115,151,001	1,051,998	-	-
Voya Securitized Credit Fund - Class P	102,238,782	1,057,109	-	1,214,843	104,510,734	1,057,109	-	-
	$583,154,016	$11,292,524	$(30,545,122)	$6,252,041	$570,153,459	$6,292,431	$(2,019,122)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Goldman Sachs & Co.	EU Euro	3,402,925	Buy	05/22/15	$3,865,068	$3,661,488	$(203,580)
Goldman Sachs & Co.	Singapore Dollar	1,301,141	Buy	05/22/15	956,088	946,908	(9,180)
Morgan Stanley	South Korean Won	1,122,984,680	Buy	05/22/15	1,008,518	1,010,636	2,118
Morgan Stanley	Czech Koruna	19,403,537	Buy	06/19/15	753,032	757,844	4,812
							$(205,830)

Barclays Bank PLC	Hungarian Forint	884,306,740	Sell	06/19/15	$3,078,902	$3,159,375	$(80,473)
Barclays Bank PLC	Mexican Peso	78,679,027	Sell	06/19/15	5,055,453	5,130,697	(75,244)
Goldman Sachs & Co.	Indonesian Rupiah	50,194,746,125	Sell	05/22/15	3,794,010	3,779,314	14,696
HSBC Bank PLC	Colombian Peso	6,651,495,118	Sell	06/19/15	2,447,022	2,534,147	(87,125)
HSBC Bank PLC	Romanian New Leu	2,063,414	Sell	06/19/15	490,950	501,970	(11,020)
JPMorgan Chase & Co.	Malaysian Ringgit	20,214,909	Sell	05/22/15	5,513,107	5,424,403	88,704
JPMorgan Chase & Co.	South African Rand	56,586,342	Sell	06/19/15	4,477,901	4,604,873	(126,972)
JPMorgan Chase & Co.	Brazilian Real	10,946,559	Sell	06/19/15	3,300,636	3,350,744	(50,108)
Morgan Stanley	Thai Baht	142,019,697	Sell	05/22/15	4,339,129	4,354,897	(15,768)
Morgan Stanley	Philippine Peso	30,666,070	Sell	05/22/15	691,924	684,919	7,005
Morgan Stanley	Russian Ruble	225,086,922	Sell	06/19/15	3,444,329	3,748,504	(304,175)
Morgan Stanley	Polish Zloty	13,782,743	Sell	06/19/15	3,519,148	3,627,586	(108,438)
Morgan Stanley	Turkish Lira	11,701,978	Sell	06/19/15	4,351,795	4,412,594	(60,799)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Peruvian Nuevo Sol	6,689,361	Sell	06/19/15	$2,121,250	$2,130,204	$(8,954)
Morgan Stanley	Chilean Peso	200,391,584	Sell	06/19/15	310,492	318,634	(8,142)
							$(826,813)

At March 31, 2015, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	444	06/19/15	$57,234,375	$510,769
U.S. Treasury 2-Year Note	1,328	06/30/15	291,039,513	805,966
U.S. Treasury Ultra Long Bond	998	06/19/15	169,535,250	2,213,760
			$517,809,138	$3,530,495
Short Contracts
U.S. Treasury 5-Year Note	(5,691)	06/30/15	(684,120,459)	(5,349,557)
			$(684,120,459)	$(5,349,557)

At March 31, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	444,148,000	$(4,116,503)	$(4,116,503)
Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	905,910,000	21,707,234	21,707,234
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	230,707,000	8,287,011	8,287,011
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	480,130,000	(32,217,100)	(32,217,100)
					$(6,339,358)	$(6,339,358)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$117,335
Interest rate contracts	Futures contracts	3,530,495
Interest rate contracts	Interest rate swaps	29,994,245
Total Asset Derivatives		$33,642,075

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,149,978
Interest rate contracts	Futures contracts	5,349,557
Interest rate contracts	Interest rate swaps	36,333,603
Total Liability Derivatives		$42,833,138

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	Barclays Bank PLC	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$14,696	$-	$88,704	$13,935	$117,335
Total Assets	$-	$14,696	$-	$88,704	$13,935	$117,335

Liabilities:
Forward foreign currency contracts	$155,717	$212,760	$98,145	$177,080	$506,276	$1,149,978
Total Liabilities	$155,717	$212,760	$98,145	$177,080	$506,276	$1,149,978

Net OTC derivative instruments by counterparty, at fair value	$(155,717)	$(198,064)	$(98,145)	$(88,376)	$(492,341)	$(1,032,643)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$540,000	$540,000

Net Exposure(1)	$(155,717)	$(198,064)	$(98,145)	$(88,376)	$47,659	$(492,643)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2015